Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000114818
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class A
Trading Symbol	CRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Adaptive Risk Allocation Fund Class A (including sales charges) ($18,702)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$9,426	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$9,708	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$9,878	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$9,925	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$9,953	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$9,746	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$9,652	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$9,805	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$9,873	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,161	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,199	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,305	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$10,401	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$10,362	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$10,459	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$10,555	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$10,564	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$10,804	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$10,948	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,085	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,250	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$10,962	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,003	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,044	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,137	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,106	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,219	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,250	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,209	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$10,848	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$10,962	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$10,566	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,134	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$11,254	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$11,516	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$11,734	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$11,396	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$11,854	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$11,963	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$11,996	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,018	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,138	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$12,204	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$12,528	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$12,399	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$11,966	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$11,626	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$11,884	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,012	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$12,130	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$12,528	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$13,114	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$12,716	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$12,563	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$13,337	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$13,676	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$13,569	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$13,546	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$13,676	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$14,125	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$14,315	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$14,540	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$14,823	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$14,977	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$14,445	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$14,776	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$14,788	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$15,135	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$14,850	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$14,566	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$14,381	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$13,897	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$13,797	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$13,341	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$13,897	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$13,384	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$12,672	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$12,786	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$13,199	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$12,845	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$13,259	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$12,814	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$13,213	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$13,275	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$12,998	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$13,321	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$13,520	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$13,275	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$12,784	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$12,461	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$13,321	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$13,947	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$13,901	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$14,086	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$14,471	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$13,963	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$14,332	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$14,578	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$14,825	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$15,086	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$15,410	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$15,009	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$15,502	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$15,007	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$15,290	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$15,464	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$15,133	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$15,101	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$15,416	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$15,936	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$16,031	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$16,393	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$16,755	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$17,086	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$17,164	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$17,118	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$17,635	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$18,104	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$17,522	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$18,363	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$18,702	$33,367	$10,763	$21,637	$23,889	$12,646

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	21.31	5.49	7.09
Class A (including sales charges)	14.31	4.25	6.46
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,586,392,143
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 16,542,238
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Material Fund Change [Text Block]
C000114819
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class C
Trading Symbol	CRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$191	1.73%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Adaptive Risk Allocation Fund Class C (including sales charges) ($18,391)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,287	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,472	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,513	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,533	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,308	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,195	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,356	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,419	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,720	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,751	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,865	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$10,959	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$10,907	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,000	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,094	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,094	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,343	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,489	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,627	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,783	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,481	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,515	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,548	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,638	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,604	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,716	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,738	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,682	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,303	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,403	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$10,984	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,572	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$11,690	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$11,960	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,184	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$11,819	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,290	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,395	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,419	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,431	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,548	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$12,619	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$12,931	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$12,793	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,340	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$11,988	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,240	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,378	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$12,478	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$12,881	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$13,471	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,057	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$12,893	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$13,672	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,016	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$13,903	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$13,865	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$13,991	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$14,446	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$14,623	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$14,850	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,129	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$15,268	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$14,724	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,053	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,053	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$15,397	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,108	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$14,803	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$14,605	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,087	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$13,981	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$13,524	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,087	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$13,554	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$12,823	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$12,915	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$13,341	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$12,959	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$13,384	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$12,927	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$13,319	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$13,368	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$13,090	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$13,401	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$13,580	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$13,335	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$12,829	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$12,502	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$13,352	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$13,973	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$13,924	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$14,103	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$14,479	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$13,956	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$14,316	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$14,561	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$14,790	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$15,035	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$15,345	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$14,953	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$15,427	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$14,916	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$15,198	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$15,364	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$15,032	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$14,982	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$15,281	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$15,796	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$15,879	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$16,211	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$16,577	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$16,876	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$16,959	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$16,900	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$17,408	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$17,849	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$17,273	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$18,086	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$18,391	$33,367	$10,763	$21,637	$23,889	$12,646

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	20.35	4.69	6.28
Class C (including sales charges)	19.35	4.69	6.28
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,586,392,143
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 16,542,238
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Material Fund Change [Text Block]
C000114825
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional Class
Trading Symbol	CRAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Adaptive Risk Allocation Fund Institutional Class ($20,322)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,298	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,486	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,536	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,565	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,347	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,248	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,415	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,497	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,791	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,841	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,963	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,064	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$11,024	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,125	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,237	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,237	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,501	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,653	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,802	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,977	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,683	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,726	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,770	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,868	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,846	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,966	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,998	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,966	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,574	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,694	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,272	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,884	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$12,011	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,300	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,531	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,185	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,670	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,785	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,820	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,855	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,982	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$13,062	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,403	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,279	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,807	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,447	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,720	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,869	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$13,006	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,428	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$14,062	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,627	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,465	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,310	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,668	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,566	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,541	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,680	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$15,175	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,366	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,619	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,924	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$16,089	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,518	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,886	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,898	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,287	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,981	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,675	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,476	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,955	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,848	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,374	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,971	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,420	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,654	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,777	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,221	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,846	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,309	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,813	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,260	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,326	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$14,028	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,392	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,591	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,343	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,813	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,466	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,392	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$15,070	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$15,020	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$15,236	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,652	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$15,103	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,519	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,769	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$16,051	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,334	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,683	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$16,251	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,783	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$16,255	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,579	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,766	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,408	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,374	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,715	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$17,295	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,398	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,790	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$18,182	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,540	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,643	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,585	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$19,164	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,673	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$19,041	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$19,953	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$20,322	$33,367	$10,763	$21,637	$23,889	$12,646

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	21.58	5.75	7.35
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,586,392,143
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 16,542,238
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Material Fund Change [Text Block]
C000114823
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 2 Class
Trading Symbol	CRDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Adaptive Risk Allocation Fund Institutional 2 Class ($20,323)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,307	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,485	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,535	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,574	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,356	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,248	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,421	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,492	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,795	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,846	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,967	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,069	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$11,028	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,130	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,241	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,241	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,504	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,666	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,805	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,978	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,685	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,729	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,772	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,870	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,848	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,968	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$12,000	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,968	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,577	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,696	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,273	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,884	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$12,011	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,299	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,541	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,184	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,668	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,784	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,830	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,853	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,979	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$13,060	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,410	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,274	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,803	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,456	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,728	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,877	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$13,001	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,422	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$14,054	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,633	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,472	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,302	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,665	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,563	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,538	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,690	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$15,171	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,373	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,613	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,930	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$16,094	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,525	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,892	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,904	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,275	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,970	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,665	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,482	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,948	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,857	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,369	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,979	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,414	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,652	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,774	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,231	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,843	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,304	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,810	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,255	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,321	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$14,024	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,387	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,601	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,337	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,810	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,464	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,387	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$15,077	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$15,027	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$15,226	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,657	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$15,094	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,508	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,773	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$16,055	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,336	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,684	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$16,253	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,784	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$16,257	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,579	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,766	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,410	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,376	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,715	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$17,293	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,395	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,785	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$18,193	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,550	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,652	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,593	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$19,169	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,659	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$19,047	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$19,956	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$20,323	$33,367	$10,763	$21,637	$23,889	$12,646

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	21.58	5.74	7.35
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,586,392,143
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 16,542,238
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Material Fund Change [Text Block]
C000147084
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 3 Class
Trading Symbol	CARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Adaptive Risk Allocation Fund Institutional 3 Class ($20,443)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,307	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,495	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,544	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,574	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,356	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,257	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,427	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,508	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,812	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,862	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,974	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,085	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$11,045	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,146	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,257	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,257	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,531	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,682	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,829	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$12,002	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,709	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,752	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,796	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,894	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,872	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,991	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$12,035	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,991	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,611	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,720	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,300	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,911	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$12,050	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,338	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,569	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,211	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,707	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,822	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,857	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,891	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$13,018	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$13,099	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,444	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,320	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,849	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,489	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,762	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,911	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$13,047	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,469	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$14,102	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,680	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,519	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,350	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,722	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,620	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,595	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,734	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$15,229	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,432	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,674	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,978	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$16,156	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,585	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,953	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,965	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,347	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$16,041	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,735	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,536	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$15,015	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,908	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,434	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$15,030	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,479	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,699	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,837	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,280	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,911	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,357	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,877	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,324	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,390	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$14,093	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,440	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,655	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,407	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,861	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,530	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,456	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$15,139	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$15,089	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$15,305	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,721	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$15,172	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,588	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,854	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$16,121	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,403	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,769	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$16,337	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,869	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$16,331	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,656	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,843	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,502	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,451	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,792	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$17,390	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,475	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,884	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$18,294	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,652	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,755	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,686	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$19,266	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,775	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$19,143	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$20,074	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$20,443	$33,367	$10,763	$21,637	$23,889	$12,646

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	21.74	5.78	7.41
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,586,392,143
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 16,542,238
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Material Fund Change [Text Block]
C000255600
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class S
Trading Symbol	CRADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Adaptive Risk Allocation Fund Class S ($19,907)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,300	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,480	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,529	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,559	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,340	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,240	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,403	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,474	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,780	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,821	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,933	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,035	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$10,994	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,096	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,198	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,208	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,463	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,615	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,761	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,936	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,630	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,673	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,717	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,815	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,783	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,903	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,936	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,892	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,509	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,630	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,210	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,812	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$11,940	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,218	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,449	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,090	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,577	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,692	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,727	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,750	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,878	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$12,947	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,292	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,155	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,695	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,334	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,608	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,744	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$12,869	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,292	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$13,913	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,490	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,329	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,149	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,509	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,396	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,371	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,509	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$14,986	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,187	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,426	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,727	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$15,890	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,325	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,677	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,689	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,058	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,755	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,453	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,257	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,743	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,638	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,154	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,743	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,200	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,444	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,565	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,003	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,628	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,067	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,595	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,019	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,084	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$13,791	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,133	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,344	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,084	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,563	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,221	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,133	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$14,797	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$14,748	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$14,944	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,352	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$14,814	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,205	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,467	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$15,728	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,006	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,349	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$15,909	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,430	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$15,909	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,226	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,410	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,059	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,026	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,360	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$16,928	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,028	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,412	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$17,812	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,163	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,263	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,207	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$18,773	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,254	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$18,653	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$19,546	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$19,907	$33,367	$10,763	$21,637	$23,889	$12,646

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	21.68	5.56	7.13
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 2,586,392,143
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 16,542,238
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Material Fund Change [Text Block]
C000032900
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class A
Trading Symbol	LBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Class A (including sales charges) ($30,013)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$9,427	$10,000	$10,000
06/16	$9,590	$10,023	$10,086
07/16	$9,765	$10,404	$10,379
08/16	$9,744	$10,418	$10,459
09/16	$9,677	$10,427	$10,438
10/16	$9,538	$10,223	$10,276
11/16	$9,878	$10,626	$10,863
12/16	$10,123	$10,826	$11,134
01/17	$10,208	$11,044	$11,214
02/17	$10,637	$11,471	$11,617
03/17	$10,630	$11,478	$11,498
04/17	$10,720	$11,600	$11,477
05/17	$10,891	$11,748	$11,466
06/17	$10,946	$11,830	$11,653
07/17	$11,079	$12,064	$11,808
08/17	$11,154	$12,102	$11,670
09/17	$11,410	$12,359	$12,016
10/17	$11,630	$12,643	$12,103
11/17	$12,032	$13,028	$12,474
12/17	$12,195	$13,174	$12,656
01/18	$12,698	$13,897	$13,145
02/18	$12,211	$13,387	$12,518
03/18	$11,946	$13,083	$12,297
04/18	$11,812	$13,127	$12,338
05/18	$12,018	$13,462	$12,411
06/18	$12,019	$13,549	$12,442
07/18	$12,571	$14,017	$12,934
08/18	$12,811	$14,500	$13,125
09/18	$12,883	$14,555	$13,152
10/18	$12,312	$13,525	$12,471
11/18	$12,693	$13,800	$12,843
12/18	$11,630	$12,543	$11,610
01/19	$12,328	$13,595	$12,513
02/19	$12,849	$14,055	$12,913
03/19	$13,013	$14,300	$12,995
04/19	$13,488	$14,877	$13,456
05/19	$12,751	$13,929	$12,591
06/19	$13,540	$14,907	$13,495
07/19	$13,755	$15,138	$13,607
08/19	$13,576	$14,861	$13,206
09/19	$13,951	$15,119	$13,678
10/19	$14,089	$15,439	$13,869
11/19	$14,436	$16,023	$14,298
12/19	$14,868	$16,485	$14,691
01/20	$14,753	$16,503	$14,375
02/20	$13,450	$15,155	$12,983
03/20	$11,976	$13,152	$10,764
04/20	$13,115	$14,890	$11,974
05/20	$13,550	$15,675	$12,385
06/20	$13,568	$16,022	$12,302
07/20	$14,115	$16,960	$12,789
08/20	$14,736	$18,205	$13,317
09/20	$14,404	$17,540	$12,990
10/20	$14,003	$17,117	$12,820
11/20	$15,553	$19,132	$14,544
12/20	$15,984	$19,941	$15,102
01/21	$15,804	$19,777	$14,963
02/21	$16,331	$20,350	$15,868
03/21	$17,396	$21,120	$16,801
04/21	$17,894	$22,257	$17,473
05/21	$18,348	$22,363	$17,881
06/21	$18,402	$22,923	$17,676
07/21	$18,732	$23,399	$17,818
08/21	$19,076	$24,077	$18,171
09/21	$18,198	$22,971	$17,539
10/21	$19,400	$24,565	$18,429
11/21	$18,949	$24,235	$17,780
12/21	$20,138	$25,217	$18,901
01/22	$19,405	$23,795	$18,461
02/22	$18,940	$23,142	$18,247
03/22	$19,602	$23,923	$18,762
04/22	$18,719	$21,790	$17,704
05/22	$19,045	$21,757	$18,048
06/22	$17,738	$19,935	$16,471
07/22	$18,702	$21,792	$17,563
08/22	$18,214	$20,955	$17,040
09/22	$16,793	$19,016	$15,546
10/22	$18,483	$20,541	$17,140
11/22	$19,747	$21,653	$18,211
12/22	$19,091	$20,394	$17,477
01/23	$19,414	$21,761	$18,382
02/23	$18,879	$21,243	$17,734
03/23	$19,045	$21,915	$17,652
04/23	$19,284	$22,187	$17,918
05/23	$18,719	$22,290	$17,227
06/23	$19,826	$23,795	$18,372
07/23	$20,532	$24,614	$19,018
08/23	$20,086	$24,183	$18,504
09/23	$19,375	$23,046	$17,790
10/23	$18,967	$22,489	$17,162
11/23	$20,185	$24,590	$18,457
12/23	$21,040	$25,804	$19,480
01/24	$21,318	$26,164	$19,500
02/24	$22,052	$27,576	$20,219
03/24	$22,792	$28,461	$21,230
04/24	$21,999	$27,249	$20,323
05/24	$22,507	$28,533	$20,968
06/24	$22,660	$29,477	$20,770
07/24	$23,441	$29,906	$21,832
08/24	$24,209	$30,615	$22,418
09/24	$24,487	$31,269	$22,729
10/24	$24,186	$31,051	$22,479
11/24	$25,356	$33,050	$23,914
12/24	$24,142	$32,129	$22,279
01/25	$25,124	$33,151	$23,310
02/25	$25,417	$32,571	$23,405
03/25	$24,754	$30,686	$22,755
04/25	$23,982	$30,504	$22,061
05/25	$24,930	$32,451	$22,836
06/25	$25,692	$34,094	$23,616
07/25	$25,892	$34,852	$23,752
08/25	$26,622	$35,586	$24,509
09/25	$27,236	$36,819	$24,875
10/25	$27,118	$37,614	$24,985
11/25	$27,821	$37,706	$25,648
12/25	$27,896	$37,708	$25,822
01/26	$29,028	$38,227	$27,001
02/26	$29,975	$38,022	$27,701
03/26	$28,784	$36,131	$26,365
04/26	$30,036	$39,783	$28,515
05/26	$30,013	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.39	10.34	12.28
Class A (including sales charges)	13.46	9.04	11.62
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000032902
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class C
Trading Symbol	LBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$180	1.64%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Class C (including sales charges) ($29,550)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,170	$10,023	$10,086
07/16	$10,350	$10,404	$10,379
08/16	$10,322	$10,418	$10,459
09/16	$10,245	$10,427	$10,438
10/16	$10,088	$10,223	$10,276
11/16	$10,442	$10,626	$10,863
12/16	$10,699	$10,826	$11,134
01/17	$10,774	$11,044	$11,214
02/17	$11,224	$11,471	$11,617
03/17	$11,207	$11,478	$11,498
04/17	$11,300	$11,600	$11,477
05/17	$11,473	$11,748	$11,466
06/17	$11,517	$11,830	$11,653
07/17	$11,656	$12,064	$11,808
08/17	$11,725	$12,102	$11,670
09/17	$11,992	$12,359	$12,016
10/17	$12,207	$12,643	$12,103
11/17	$12,625	$13,028	$12,474
12/17	$12,788	$13,174	$12,656
01/18	$13,309	$13,897	$13,145
02/18	$12,788	$13,387	$12,518
03/18	$12,500	$13,083	$12,297
04/18	$12,356	$13,127	$12,338
05/18	$12,566	$13,462	$12,411
06/18	$12,555	$13,549	$12,442
07/18	$13,126	$14,017	$12,934
08/18	$13,367	$14,500	$13,125
09/18	$13,437	$14,555	$13,152
10/18	$12,835	$13,525	$12,471
11/18	$13,220	$13,800	$12,843
12/18	$12,107	$12,543	$11,610
01/19	$12,826	$13,595	$12,513
02/19	$13,355	$14,055	$12,913
03/19	$13,524	$14,300	$12,995
04/19	$14,003	$14,877	$13,456
05/19	$13,231	$13,929	$12,591
06/19	$14,045	$14,907	$13,495
07/19	$14,250	$15,138	$13,607
08/19	$14,058	$14,861	$13,206
09/19	$14,444	$15,119	$13,678
10/19	$14,573	$15,439	$13,869
11/19	$14,925	$16,023	$14,298
12/19	$15,358	$16,485	$14,691
01/20	$15,235	$16,503	$14,375
02/20	$13,882	$15,155	$12,983
03/20	$12,352	$13,152	$10,764
04/20	$13,513	$14,890	$11,974
05/20	$13,951	$15,675	$12,385
06/20	$13,964	$16,022	$12,302
07/20	$14,520	$16,960	$12,789
08/20	$15,148	$18,205	$13,317
09/20	$14,799	$17,540	$12,990
10/20	$14,379	$17,117	$12,820
11/20	$15,953	$19,132	$14,544
12/20	$16,394	$19,941	$15,102
01/21	$16,197	$19,777	$14,963
02/21	$16,729	$20,350	$15,868
03/21	$17,806	$21,120	$16,801
04/21	$18,300	$22,257	$17,473
05/21	$18,754	$22,363	$17,881
06/21	$18,800	$22,923	$17,676
07/21	$19,130	$23,399	$17,818
08/21	$19,459	$24,077	$18,171
09/21	$18,554	$22,971	$17,539
10/21	$19,768	$24,565	$18,429
11/21	$19,299	$24,235	$17,780
12/21	$20,494	$25,217	$18,901
01/22	$19,735	$23,795	$18,461
02/22	$19,252	$23,142	$18,247
03/22	$19,911	$23,923	$18,762
04/22	$19,003	$21,790	$17,704
05/22	$19,319	$21,757	$18,048
06/22	$17,982	$19,935	$16,471
07/22	$18,952	$21,792	$17,563
08/22	$18,440	$20,955	$17,040
09/22	$16,995	$19,016	$15,546
10/22	$18,690	$20,541	$17,140
11/22	$19,960	$21,653	$18,211
12/22	$19,284	$20,394	$17,477
01/23	$19,602	$21,761	$18,382
02/23	$19,049	$21,243	$17,734
03/23	$19,197	$21,915	$17,652
04/23	$19,426	$22,187	$17,918
05/23	$18,851	$22,290	$17,227
06/23	$19,954	$23,795	$18,372
07/23	$20,648	$24,614	$19,018
08/23	$20,190	$24,183	$18,504
09/23	$19,466	$23,046	$17,790
10/23	$19,041	$22,489	$17,162
11/23	$20,245	$24,590	$18,457
12/23	$21,095	$25,804	$19,480
01/24	$21,362	$26,164	$19,500
02/24	$22,082	$27,576	$20,219
03/24	$22,809	$28,461	$21,230
04/24	$22,001	$27,249	$20,323
05/24	$22,492	$28,533	$20,968
06/24	$22,628	$29,477	$20,770
07/24	$23,395	$29,906	$21,832
08/24	$24,147	$30,615	$22,418
09/24	$24,410	$31,269	$22,729
10/24	$24,099	$31,051	$22,479
11/24	$25,243	$33,050	$23,914
12/24	$24,028	$32,129	$22,279
01/25	$24,982	$33,151	$23,310
02/25	$25,254	$32,571	$23,405
03/25	$24,589	$30,686	$22,755
04/25	$23,808	$30,504	$22,061
05/25	$24,725	$32,451	$22,836
06/25	$25,471	$34,094	$23,616
07/25	$25,646	$34,852	$23,752
08/25	$26,361	$35,586	$24,509
09/25	$26,949	$36,819	$24,875
10/25	$26,820	$37,614	$24,985
11/25	$27,497	$37,706	$25,648
12/25	$27,551	$37,708	$25,822
01/26	$28,652	$38,227	$27,001
02/26	$29,570	$38,022	$27,701
03/26	$28,376	$36,131	$26,365
04/26	$29,590	$39,783	$28,515
05/26	$29,550	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	19.51	9.52	11.44
Class C (including sales charges)	18.51	9.52	11.44
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000032905
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	GSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Institutional Class ($32,640)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,174	$10,023	$10,086
07/16	$10,364	$10,404	$10,379
08/16	$10,343	$10,418	$10,459
09/16	$10,272	$10,427	$10,438
10/16	$10,125	$10,223	$10,276
11/16	$10,491	$10,626	$10,863
12/16	$10,757	$10,826	$11,134
01/17	$10,847	$11,044	$11,214
02/17	$11,303	$11,471	$11,617
03/17	$11,296	$11,478	$11,498
04/17	$11,398	$11,600	$11,477
05/17	$11,579	$11,748	$11,466
06/17	$11,639	$11,830	$11,653
07/17	$11,787	$12,064	$11,808
08/17	$11,866	$12,102	$11,670
09/17	$12,146	$12,359	$12,016
10/17	$12,380	$12,643	$12,103
11/17	$12,808	$13,028	$12,474
12/17	$12,988	$13,174	$12,656
01/18	$13,524	$13,897	$13,145
02/18	$13,006	$13,387	$12,518
03/18	$12,732	$13,083	$12,297
04/18	$12,590	$13,127	$12,338
05/18	$12,814	$13,462	$12,411
06/18	$12,818	$13,549	$12,442
07/18	$13,412	$14,017	$12,934
08/18	$13,662	$14,500	$13,125
09/18	$13,747	$14,555	$13,152
10/18	$13,144	$13,525	$12,471
11/18	$13,550	$13,800	$12,843
12/18	$12,419	$12,543	$11,610
01/19	$13,170	$13,595	$12,513
02/19	$13,719	$14,055	$12,913
03/19	$13,902	$14,300	$12,995
04/19	$14,416	$14,877	$13,456
05/19	$13,629	$13,929	$12,591
06/19	$14,474	$14,907	$13,495
07/19	$14,703	$15,138	$13,607
08/19	$14,519	$14,861	$13,206
09/19	$14,928	$15,119	$13,678
10/19	$15,075	$15,439	$13,869
11/19	$15,453	$16,023	$14,298
12/19	$15,912	$16,485	$14,691
01/20	$15,795	$16,503	$14,375
02/20	$14,409	$15,155	$12,983
03/20	$12,830	$13,152	$10,764
04/20	$14,049	$14,890	$11,974
05/20	$14,514	$15,675	$12,385
06/20	$14,536	$16,022	$12,302
07/20	$15,128	$16,960	$12,789
08/20	$15,800	$18,205	$13,317
09/20	$15,448	$17,540	$12,990
10/20	$15,025	$17,117	$12,820
11/20	$16,685	$19,132	$14,544
12/20	$17,151	$19,941	$15,102
01/21	$16,965	$19,777	$14,963
02/21	$17,530	$20,350	$15,868
03/21	$18,677	$21,120	$16,801
04/21	$19,217	$22,257	$17,473
05/21	$19,704	$22,363	$17,881
06/21	$19,768	$22,923	$17,676
07/21	$20,136	$23,399	$17,818
08/21	$20,498	$24,077	$18,171
09/21	$19,561	$22,971	$17,539
10/21	$20,859	$24,565	$18,429
11/21	$20,382	$24,235	$17,780
12/21	$21,658	$25,217	$18,901
01/22	$20,877	$23,795	$18,461
02/22	$20,384	$23,142	$18,247
03/22	$21,102	$23,923	$18,762
04/22	$20,152	$21,790	$17,704
05/22	$20,510	$21,757	$18,048
06/22	$19,104	$19,935	$16,471
07/22	$20,148	$21,792	$17,563
08/22	$19,622	$20,955	$17,040
09/22	$18,098	$19,016	$15,546
10/22	$19,925	$20,541	$17,140
11/22	$21,294	$21,653	$18,211
12/22	$20,585	$20,394	$17,477
01/23	$20,941	$21,761	$18,382
02/23	$20,372	$21,243	$17,734
03/23	$20,549	$21,915	$17,652
04/23	$20,813	$22,187	$17,918
05/23	$20,212	$22,290	$17,227
06/23	$21,411	$23,795	$18,372
07/23	$22,173	$24,614	$19,018
08/23	$21,699	$24,183	$18,504
09/23	$20,939	$23,046	$17,790
10/23	$20,499	$22,489	$17,162
11/23	$21,813	$24,590	$18,457
12/23	$22,751	$25,804	$19,480
01/24	$23,058	$26,164	$19,500
02/24	$23,851	$27,576	$20,219
03/24	$24,658	$28,461	$21,230
04/24	$23,809	$27,249	$20,323
05/24	$24,357	$28,533	$20,968
06/24	$24,530	$29,477	$20,770
07/24	$25,375	$29,906	$21,832
08/24	$26,213	$30,615	$22,418
09/24	$26,522	$31,269	$22,729
10/24	$26,204	$31,051	$22,479
11/24	$27,477	$33,050	$23,914
12/24	$26,166	$32,129	$22,279
01/25	$27,237	$33,151	$23,310
02/25	$27,554	$32,571	$23,405
03/25	$26,845	$30,686	$22,755
04/25	$26,017	$30,504	$22,061
05/25	$27,044	$32,451	$22,836
06/25	$27,879	$34,094	$23,616
07/25	$28,103	$34,852	$23,752
08/25	$28,903	$35,586	$24,509
09/25	$29,579	$36,819	$24,875
10/25	$29,459	$37,614	$24,985
11/25	$30,222	$37,706	$25,648
12/25	$30,313	$37,708	$25,822
01/26	$31,551	$38,227	$27,001
02/26	$32,579	$38,022	$27,701
03/26	$31,297	$36,131	$26,365
04/26	$32,665	$39,783	$28,515
05/26	$32,640	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.69	10.62	12.56
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000122670
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Institutional 2 Class ($32,868)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,174	$10,023	$10,086
07/16	$10,368	$10,404	$10,379
08/16	$10,346	$10,418	$10,459
09/16	$10,280	$10,427	$10,438
10/16	$10,129	$10,223	$10,276
11/16	$10,496	$10,626	$10,863
12/16	$10,761	$10,826	$11,134
01/17	$10,850	$11,044	$11,214
02/17	$11,311	$11,471	$11,617
03/17	$11,308	$11,478	$11,498
04/17	$11,408	$11,600	$11,477
05/17	$11,592	$11,748	$11,466
06/17	$11,655	$11,830	$11,653
07/17	$11,800	$12,064	$11,808
08/17	$11,884	$12,102	$11,670
09/17	$12,163	$12,359	$12,016
10/17	$12,394	$12,643	$12,103
11/17	$12,827	$13,028	$12,474
12/17	$13,009	$13,174	$12,656
01/18	$13,549	$13,897	$13,145
02/18	$13,032	$13,387	$12,518
03/18	$12,752	$13,083	$12,297
04/18	$12,612	$13,127	$12,338
05/18	$12,840	$13,462	$12,411
06/18	$12,840	$13,549	$12,442
07/18	$13,438	$14,017	$12,934
08/18	$13,691	$14,500	$13,125
09/18	$13,777	$14,555	$13,152
10/18	$13,170	$13,525	$12,471
11/18	$13,583	$13,800	$12,843
12/18	$12,446	$12,543	$11,610
01/19	$13,199	$13,595	$12,513
02/19	$13,754	$14,055	$12,913
03/19	$13,942	$14,300	$12,995
04/19	$14,450	$14,877	$13,456
05/19	$13,667	$13,929	$12,591
06/19	$14,516	$14,907	$13,495
07/19	$14,749	$15,138	$13,607
08/19	$14,560	$14,861	$13,206
09/19	$14,973	$15,119	$13,678
10/19	$15,125	$15,439	$13,869
11/19	$15,498	$16,023	$14,298
12/19	$15,960	$16,485	$14,691
01/20	$15,845	$16,503	$14,375
02/20	$14,451	$15,155	$12,983
03/20	$12,870	$13,152	$10,764
04/20	$14,099	$14,890	$11,974
05/20	$14,565	$15,675	$12,385
06/20	$14,589	$16,022	$12,302
07/20	$15,187	$16,960	$12,789
08/20	$15,856	$18,205	$13,317
09/20	$15,505	$17,540	$12,990
10/20	$15,080	$17,117	$12,820
11/20	$16,746	$19,132	$14,544
12/20	$17,222	$19,941	$15,102
01/21	$17,025	$19,777	$14,963
02/21	$17,602	$20,350	$15,868
03/21	$18,750	$21,120	$16,801
04/21	$19,291	$22,257	$17,473
05/21	$19,785	$22,363	$17,881
06/21	$19,850	$22,923	$17,676
07/21	$20,214	$23,399	$17,818
08/21	$20,584	$24,077	$18,171
09/21	$19,644	$22,971	$17,539
10/21	$20,945	$24,565	$18,429
11/21	$20,474	$24,235	$17,780
12/21	$21,758	$25,217	$18,901
01/22	$20,974	$23,795	$18,461
02/22	$20,473	$23,142	$18,247
03/22	$21,198	$23,923	$18,762
04/22	$20,247	$21,790	$17,704
05/22	$20,607	$21,757	$18,048
06/22	$19,195	$19,935	$16,471
07/22	$20,246	$21,792	$17,563
08/22	$19,720	$20,955	$17,040
09/22	$18,190	$19,016	$15,546
10/22	$20,022	$20,541	$17,140
11/22	$21,395	$21,653	$18,211
12/22	$20,690	$20,394	$17,477
01/23	$21,049	$21,761	$18,382
02/23	$20,473	$21,243	$17,734
03/23	$20,657	$21,915	$17,652
04/23	$20,918	$22,187	$17,918
05/23	$20,318	$22,290	$17,227
06/23	$21,519	$23,795	$18,372
07/23	$22,293	$24,614	$19,018
08/23	$21,817	$24,183	$18,504
09/23	$21,048	$23,046	$17,790
10/23	$20,613	$22,489	$17,162
11/23	$21,933	$24,590	$18,457
12/23	$22,876	$25,804	$19,480
01/24	$23,186	$26,164	$19,500
02/24	$23,983	$27,576	$20,219
03/24	$24,798	$28,461	$21,230
04/24	$23,945	$27,249	$20,323
05/24	$24,501	$28,533	$20,968
06/24	$24,667	$29,477	$20,770
07/24	$25,524	$29,906	$21,832
08/24	$26,374	$30,615	$22,418
09/24	$26,683	$31,269	$22,729
10/24	$26,361	$31,051	$22,479
11/24	$27,641	$33,050	$23,914
12/24	$26,327	$32,129	$22,279
01/25	$27,406	$33,151	$23,310
02/25	$27,727	$32,571	$23,405
03/25	$27,016	$30,686	$22,755
04/25	$26,183	$30,504	$22,061
05/25	$27,220	$32,451	$22,836
06/25	$28,063	$34,094	$23,616
07/25	$28,284	$34,852	$23,752
08/25	$29,097	$35,586	$24,509
09/25	$29,776	$36,819	$24,875
10/25	$29,649	$37,614	$24,985
11/25	$30,426	$37,706	$25,648
12/25	$30,512	$37,708	$25,822
01/26	$31,765	$38,227	$27,001
02/26	$32,803	$38,022	$27,701
03/26	$31,510	$36,131	$26,365
04/26	$32,893	$39,783	$28,515
05/26	$32,868	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.75	10.68	12.64
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000122671
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CDDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Institutional 3 Class ($33,047)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,176	$10,023	$10,086
07/16	$10,369	$10,404	$10,379
08/16	$10,353	$10,418	$10,459
09/16	$10,283	$10,427	$10,438
10/16	$10,137	$10,223	$10,276
11/16	$10,504	$10,626	$10,863
12/16	$10,770	$10,826	$11,134
01/17	$10,859	$11,044	$11,214
02/17	$11,320	$11,471	$11,617
03/17	$11,318	$11,478	$11,498
04/17	$11,418	$11,600	$11,477
05/17	$11,603	$11,748	$11,466
06/17	$11,666	$11,830	$11,653
07/17	$11,812	$12,064	$11,808
08/17	$11,896	$12,102	$11,670
09/17	$12,180	$12,359	$12,016
10/17	$12,411	$12,643	$12,103
11/17	$12,845	$13,028	$12,474
12/17	$13,027	$13,174	$12,656
01/18	$13,568	$13,897	$13,145
02/18	$13,050	$13,387	$12,518
03/18	$12,772	$13,083	$12,297
04/18	$12,632	$13,127	$12,338
05/18	$12,860	$13,462	$12,411
06/18	$12,861	$13,549	$12,442
07/18	$13,460	$14,017	$12,934
08/18	$13,718	$14,500	$13,125
09/18	$13,800	$14,555	$13,152
10/18	$13,193	$13,525	$12,471
11/18	$13,606	$13,800	$12,843
12/18	$12,469	$12,543	$11,610
01/19	$13,223	$13,595	$12,513
02/19	$13,784	$14,055	$12,913
03/19	$13,968	$14,300	$12,995
04/19	$14,482	$14,877	$13,456
05/19	$13,693	$13,929	$12,591
06/19	$14,544	$14,907	$13,495
07/19	$14,777	$15,138	$13,607
08/19	$14,588	$14,861	$13,206
09/19	$15,003	$15,119	$13,678
10/19	$15,155	$15,439	$13,869
11/19	$15,535	$16,023	$14,298
12/19	$15,999	$16,485	$14,691
01/20	$15,884	$16,503	$14,375
02/20	$14,489	$15,155	$12,983
03/20	$12,903	$13,152	$10,764
04/20	$14,133	$14,890	$11,974
05/20	$14,599	$15,675	$12,385
06/20	$14,624	$16,022	$12,302
07/20	$15,223	$16,960	$12,789
08/20	$15,900	$18,205	$13,317
09/20	$15,544	$17,540	$12,990
10/20	$15,119	$17,117	$12,820
11/20	$16,793	$19,132	$14,544
12/20	$17,264	$19,941	$15,102
01/21	$17,074	$19,777	$14,963
02/21	$17,652	$20,350	$15,868
03/21	$18,811	$21,120	$16,801
04/21	$19,352	$22,257	$17,473
05/21	$19,847	$22,363	$17,881
06/21	$19,915	$22,923	$17,676
07/21	$20,279	$23,399	$17,818
08/21	$20,650	$24,077	$18,171
09/21	$19,710	$22,971	$17,539
10/21	$21,014	$24,565	$18,429
11/21	$20,542	$24,235	$17,780
12/21	$21,831	$25,217	$18,901
01/22	$21,045	$23,795	$18,461
02/22	$20,544	$23,142	$18,247
03/22	$21,266	$23,923	$18,762
04/22	$20,313	$21,790	$17,704
05/22	$20,680	$21,757	$18,048
06/22	$19,260	$19,935	$16,471
07/22	$20,320	$21,792	$17,563
08/22	$19,794	$20,955	$17,040
09/22	$18,256	$19,016	$15,546
10/22	$20,099	$20,541	$17,140
11/22	$21,481	$21,653	$18,211
12/22	$20,771	$20,394	$17,477
01/23	$21,130	$21,761	$18,382
02/23	$20,552	$21,243	$17,734
03/23	$20,740	$21,915	$17,652
04/23	$21,002	$22,187	$17,918
05/23	$20,400	$22,290	$17,227
06/23	$21,606	$23,795	$18,372
07/23	$22,389	$24,614	$19,018
08/23	$21,905	$24,183	$18,504
09/23	$21,137	$23,046	$17,790
10/23	$20,701	$22,489	$17,162
11/23	$22,031	$24,590	$18,457
12/23	$22,972	$25,804	$19,480
01/24	$23,283	$26,164	$19,500
02/24	$24,090	$27,576	$20,219
03/24	$24,909	$28,461	$21,230
04/24	$24,054	$27,249	$20,323
05/24	$24,611	$28,533	$20,968
06/24	$24,781	$29,477	$20,770
07/24	$25,647	$29,906	$21,832
08/24	$26,492	$30,615	$22,418
09/24	$26,805	$31,269	$22,729
10/24	$26,489	$31,051	$22,479
11/24	$27,773	$33,050	$23,914
12/24	$26,459	$32,129	$22,279
01/25	$27,534	$33,151	$23,310
02/25	$27,863	$32,571	$23,405
03/25	$27,145	$30,686	$22,755
04/25	$26,310	$30,504	$22,061
05/25	$27,358	$32,451	$22,836
06/25	$28,199	$34,094	$23,616
07/25	$28,429	$34,852	$23,752
08/25	$29,244	$35,586	$24,509
09/25	$29,929	$36,819	$24,875
10/25	$29,802	$37,614	$24,985
11/25	$30,589	$37,706	$25,648
12/25	$30,671	$37,708	$25,822
01/26	$31,928	$38,227	$27,001
02/26	$32,978	$38,022	$27,701
03/26	$31,677	$36,131	$26,365
04/26	$33,072	$39,783	$28,515
05/26	$33,047	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.80	10.74	12.70
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000061836
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class R
Trading Symbol	CDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$125	1.14%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Class R ($31,054)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,172	$10,023	$10,086
07/16	$10,357	$10,404	$10,379
08/16	$10,336	$10,418	$10,459
09/16	$10,258	$10,427	$10,438
10/16	$10,105	$10,223	$10,276
11/16	$10,466	$10,626	$10,863
12/16	$10,729	$10,826	$11,134
01/17	$10,813	$11,044	$11,214
02/17	$11,262	$11,471	$11,617
03/17	$11,253	$11,478	$11,498
04/17	$11,349	$11,600	$11,477
05/17	$11,529	$11,748	$11,466
06/17	$11,580	$11,830	$11,653
07/17	$11,722	$12,064	$11,808
08/17	$11,795	$12,102	$11,670
09/17	$12,070	$12,359	$12,016
10/17	$12,297	$12,643	$12,103
11/17	$12,716	$13,028	$12,474
12/17	$12,891	$13,174	$12,656
01/18	$13,417	$13,897	$13,145
02/18	$12,897	$13,387	$12,518
03/18	$12,615	$13,083	$12,297
04/18	$12,474	$13,127	$12,338
05/18	$12,691	$13,462	$12,411
06/18	$12,684	$13,549	$12,442
07/18	$13,267	$14,017	$12,934
08/18	$13,514	$14,500	$13,125
09/18	$13,593	$14,555	$13,152
10/18	$12,985	$13,525	$12,471
11/18	$13,387	$13,800	$12,843
12/18	$12,264	$12,543	$11,610
01/19	$13,000	$13,595	$12,513
02/19	$13,536	$14,055	$12,913
03/19	$13,713	$14,300	$12,995
04/19	$14,207	$14,877	$13,456
05/19	$13,431	$13,929	$12,591
06/19	$14,259	$14,907	$13,495
07/19	$14,479	$15,138	$13,607
08/19	$14,285	$14,861	$13,206
09/19	$14,682	$15,119	$13,678
10/19	$14,827	$15,439	$13,869
11/19	$15,187	$16,023	$14,298
12/19	$15,631	$16,485	$14,691
01/20	$15,510	$16,503	$14,375
02/20	$14,141	$15,155	$12,983
03/20	$12,587	$13,152	$10,764
04/20	$13,783	$14,890	$11,974
05/20	$14,233	$15,675	$12,385
06/20	$14,250	$16,022	$12,302
07/20	$14,818	$16,960	$12,789
08/20	$15,470	$18,205	$13,317
09/20	$15,118	$17,540	$12,990
10/20	$14,698	$17,117	$12,820
11/20	$16,316	$19,132	$14,544
12/20	$16,765	$19,941	$15,102
01/21	$16,577	$19,777	$14,963
02/21	$17,122	$20,350	$15,868
03/21	$18,235	$21,120	$16,801
04/21	$18,750	$22,257	$17,473
05/21	$19,225	$22,363	$17,881
06/21	$19,276	$22,923	$17,676
07/21	$19,622	$23,399	$17,818
08/21	$19,975	$24,077	$18,171
09/21	$19,050	$22,971	$17,539
10/21	$20,307	$24,565	$18,429
11/21	$19,836	$24,235	$17,780
12/21	$21,072	$25,217	$18,901
01/22	$20,300	$23,795	$18,461
02/22	$19,813	$23,142	$18,247
03/22	$20,499	$23,923	$18,762
04/22	$19,570	$21,790	$17,704
05/22	$19,911	$21,757	$18,048
06/22	$18,533	$19,935	$16,471
07/22	$19,546	$21,792	$17,563
08/22	$19,023	$20,955	$17,040
09/22	$17,541	$19,016	$15,546
10/22	$19,298	$20,541	$17,140
11/22	$20,617	$21,653	$18,211
12/22	$19,927	$20,394	$17,477
01/23	$20,264	$21,761	$18,382
02/23	$19,699	$21,243	$17,734
03/23	$19,866	$21,915	$17,652
04/23	$20,108	$22,187	$17,918
05/23	$19,520	$22,290	$17,227
06/23	$20,667	$23,795	$18,372
07/23	$21,403	$24,614	$19,018
08/23	$20,931	$24,183	$18,504
09/23	$20,185	$23,046	$17,790
10/23	$19,753	$22,489	$17,162
11/23	$21,014	$24,590	$18,457
12/23	$21,905	$25,804	$19,480
01/24	$22,193	$26,164	$19,500
02/24	$22,949	$27,576	$20,219
03/24	$23,712	$28,461	$21,230
04/24	$22,888	$27,249	$20,323
05/24	$23,409	$28,533	$20,968
06/24	$23,560	$29,477	$20,770
07/24	$24,365	$29,906	$21,832
08/24	$25,162	$30,615	$22,418
09/24	$25,450	$31,269	$22,729
10/24	$25,130	$31,051	$22,479
11/24	$26,338	$33,050	$23,914
12/24	$25,077	$32,129	$22,279
01/25	$26,087	$33,151	$23,310
02/25	$26,383	$32,571	$23,405
03/25	$25,695	$30,686	$22,755
04/25	$24,887	$30,504	$22,061
05/25	$25,862	$32,451	$22,836
06/25	$26,652	$34,094	$23,616
07/25	$26,851	$34,852	$23,752
08/25	$27,608	$35,586	$24,509
09/25	$28,234	$36,819	$24,875
10/25	$28,104	$37,614	$24,985
11/25	$28,832	$37,706	$25,648
12/25	$28,899	$37,708	$25,822
01/26	$30,071	$38,227	$27,001
02/26	$31,043	$38,022	$27,701
03/26	$29,799	$36,131	$26,365
04/26	$31,094	$39,783	$28,515
05/26	$31,054	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	20.08	10.07	12.00
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000255599
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class S
Trading Symbol	GFSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Dividend Income Fund Class S ($32,642)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,174	$10,023	$10,086
07/16	$10,364	$10,404	$10,379
08/16	$10,343	$10,418	$10,459
09/16	$10,272	$10,427	$10,438
10/16	$10,125	$10,223	$10,276
11/16	$10,491	$10,626	$10,863
12/16	$10,757	$10,826	$11,134
01/17	$10,847	$11,044	$11,214
02/17	$11,303	$11,471	$11,617
03/17	$11,296	$11,478	$11,498
04/17	$11,398	$11,600	$11,477
05/17	$11,579	$11,748	$11,466
06/17	$11,639	$11,830	$11,653
07/17	$11,787	$12,064	$11,808
08/17	$11,866	$12,102	$11,670
09/17	$12,146	$12,359	$12,016
10/17	$12,380	$12,643	$12,103
11/17	$12,808	$13,028	$12,474
12/17	$12,988	$13,174	$12,656
01/18	$13,524	$13,897	$13,145
02/18	$13,006	$13,387	$12,518
03/18	$12,732	$13,083	$12,297
04/18	$12,590	$13,127	$12,338
05/18	$12,814	$13,462	$12,411
06/18	$12,818	$13,549	$12,442
07/18	$13,412	$14,017	$12,934
08/18	$13,662	$14,500	$13,125
09/18	$13,747	$14,555	$13,152
10/18	$13,144	$13,525	$12,471
11/18	$13,550	$13,800	$12,843
12/18	$12,419	$12,543	$11,610
01/19	$13,170	$13,595	$12,513
02/19	$13,719	$14,055	$12,913
03/19	$13,902	$14,300	$12,995
04/19	$14,416	$14,877	$13,456
05/19	$13,629	$13,929	$12,591
06/19	$14,474	$14,907	$13,495
07/19	$14,703	$15,138	$13,607
08/19	$14,519	$14,861	$13,206
09/19	$14,928	$15,119	$13,678
10/19	$15,075	$15,439	$13,869
11/19	$15,453	$16,023	$14,298
12/19	$15,912	$16,485	$14,691
01/20	$15,795	$16,503	$14,375
02/20	$14,409	$15,155	$12,983
03/20	$12,830	$13,152	$10,764
04/20	$14,049	$14,890	$11,974
05/20	$14,514	$15,675	$12,385
06/20	$14,536	$16,022	$12,302
07/20	$15,128	$16,960	$12,789
08/20	$15,800	$18,205	$13,317
09/20	$15,448	$17,540	$12,990
10/20	$15,025	$17,117	$12,820
11/20	$16,685	$19,132	$14,544
12/20	$17,151	$19,941	$15,102
01/21	$16,965	$19,777	$14,963
02/21	$17,530	$20,350	$15,868
03/21	$18,677	$21,120	$16,801
04/21	$19,217	$22,257	$17,473
05/21	$19,704	$22,363	$17,881
06/21	$19,768	$22,923	$17,676
07/21	$20,136	$23,399	$17,818
08/21	$20,498	$24,077	$18,171
09/21	$19,561	$22,971	$17,539
10/21	$20,859	$24,565	$18,429
11/21	$20,382	$24,235	$17,780
12/21	$21,658	$25,217	$18,901
01/22	$20,877	$23,795	$18,461
02/22	$20,384	$23,142	$18,247
03/22	$21,102	$23,923	$18,762
04/22	$20,152	$21,790	$17,704
05/22	$20,510	$21,757	$18,048
06/22	$19,104	$19,935	$16,471
07/22	$20,148	$21,792	$17,563
08/22	$19,622	$20,955	$17,040
09/22	$18,098	$19,016	$15,546
10/22	$19,925	$20,541	$17,140
11/22	$21,294	$21,653	$18,211
12/22	$20,585	$20,394	$17,477
01/23	$20,941	$21,761	$18,382
02/23	$20,372	$21,243	$17,734
03/23	$20,549	$21,915	$17,652
04/23	$20,813	$22,187	$17,918
05/23	$20,212	$22,290	$17,227
06/23	$21,411	$23,795	$18,372
07/23	$22,173	$24,614	$19,018
08/23	$21,699	$24,183	$18,504
09/23	$20,939	$23,046	$17,790
10/23	$20,499	$22,489	$17,162
11/23	$21,813	$24,590	$18,457
12/23	$22,751	$25,804	$19,480
01/24	$23,058	$26,164	$19,500
02/24	$23,851	$27,576	$20,219
03/24	$24,658	$28,461	$21,230
04/24	$23,809	$27,249	$20,323
05/24	$24,357	$28,533	$20,968
06/24	$24,530	$29,477	$20,770
07/24	$25,375	$29,906	$21,832
08/24	$26,213	$30,615	$22,418
09/24	$26,522	$31,269	$22,729
10/24	$26,204	$31,051	$22,479
11/24	$27,477	$33,050	$23,914
12/24	$26,171	$32,129	$22,279
01/25	$27,234	$33,151	$23,310
02/25	$27,559	$32,571	$23,405
03/25	$26,849	$30,686	$22,755
04/25	$26,021	$30,504	$22,061
05/25	$27,048	$32,451	$22,836
06/25	$27,882	$34,094	$23,616
07/25	$28,098	$34,852	$23,752
08/25	$28,905	$35,586	$24,509
09/25	$29,581	$36,819	$24,875
10/25	$29,453	$37,614	$24,985
11/25	$30,224	$37,706	$25,648
12/25	$30,307	$37,708	$25,822
01/26	$31,553	$38,227	$27,001
02/26	$32,581	$38,022	$27,701
03/26	$31,291	$36,131	$26,365
04/26	$32,667	$39,783	$28,515
05/26	$32,642	$41,812	$29,355

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	20.68	10.62	12.56
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 47,167,641,458
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 237,254,985
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Material Fund Change [Text Block]
C000029350
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class A
Trading Symbol	LHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Municipal Fund Class A (including sales charges) ($12,411)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$9,698	$10,000	$10,000	$10,000
06/16	$9,907	$10,159	$10,280	$10,311
07/16	$9,905	$10,165	$10,335	$10,378
08/16	$9,938	$10,179	$10,368	$10,416
09/16	$9,919	$10,128	$10,380	$10,443
10/16	$9,827	$10,022	$10,255	$10,314
11/16	$9,398	$9,648	$9,690	$9,700
12/16	$9,472	$9,761	$9,820	$9,834
01/17	$9,526	$9,826	$9,943	$9,972
02/17	$9,631	$9,894	$10,147	$10,210
03/17	$9,639	$9,916	$10,170	$10,233
04/17	$9,710	$9,987	$10,239	$10,302
05/17	$9,873	$10,146	$10,397	$10,460
06/17	$9,838	$10,110	$10,372	$10,437
07/17	$9,919	$10,191	$10,443	$10,505
08/17	$10,018	$10,269	$10,574	$10,650
09/17	$9,995	$10,217	$10,518	$10,593
10/17	$9,989	$10,242	$10,546	$10,622
11/17	$10,012	$10,187	$10,556	$10,649
12/17	$10,118	$10,293	$10,688	$10,787
01/18	$10,063	$10,172	$10,582	$10,686
02/18	$10,043	$10,142	$10,582	$10,694
03/18	$10,124	$10,179	$10,714	$10,850
04/18	$10,117	$10,143	$10,745	$10,899
05/18	$10,236	$10,259	$10,949	$11,127
06/18	$10,266	$10,268	$10,995	$11,182
07/18	$10,297	$10,293	$11,031	$11,222
08/18	$10,338	$10,319	$11,107	$11,312
09/18	$10,280	$10,252	$11,058	$11,267
10/18	$10,186	$10,189	$10,933	$11,126
11/18	$10,238	$10,302	$11,019	$11,204
12/18	$10,340	$10,425	$11,121	$11,300
01/19	$10,386	$10,504	$11,198	$11,376
02/19	$10,460	$10,560	$11,258	$11,438
03/19	$10,668	$10,727	$11,526	$11,733
04/19	$10,714	$10,768	$11,587	$11,799
05/19	$10,893	$10,916	$11,769	$11,990
06/19	$10,918	$10,956	$11,827	$12,053
07/19	$10,985	$11,045	$11,905	$12,129
08/19	$11,195	$11,219	$12,172	$12,421
09/19	$11,151	$11,129	$12,133	$12,395
10/19	$11,157	$11,149	$12,158	$12,422
11/19	$11,184	$11,177	$12,202	$12,470
12/19	$11,213	$11,211	$12,238	$12,507
01/20	$11,428	$11,412	$12,523	$12,815
02/20	$11,672	$11,559	$12,767	$13,085
03/20	$10,571	$11,140	$11,551	$11,646
04/20	$10,137	$11,000	$11,210	$11,253
05/20	$10,521	$11,350	$11,648	$11,713
06/20	$10,891	$11,444	$12,036	$12,176
07/20	$11,167	$11,636	$12,338	$12,507
08/20	$11,177	$11,582	$12,352	$12,540
09/20	$11,145	$11,584	$12,363	$12,553
10/20	$11,136	$11,549	$12,373	$12,575
11/20	$11,391	$11,724	$12,648	$12,877
12/20	$11,609	$11,795	$12,853	$13,118
01/21	$11,802	$11,870	$13,084	$13,392
02/21	$11,683	$11,682	$12,933	$13,252
03/21	$11,769	$11,754	$13,061	$13,395
04/21	$11,931	$11,852	$13,236	$13,591
05/21	$12,061	$11,888	$13,365	$13,747
06/21	$12,201	$11,920	$13,508	$13,922
07/21	$12,343	$12,019	$13,660	$14,089
08/21	$12,286	$11,975	$13,633	$14,067
09/21	$12,174	$11,889	$13,542	$13,975
10/21	$12,130	$11,854	$13,490	$13,918
11/21	$12,297	$11,955	$13,655	$14,101
12/21	$12,345	$11,974	$13,687	$14,137
01/22	$11,969	$11,646	$13,306	$13,742
02/22	$11,825	$11,605	$13,272	$13,710
03/22	$11,327	$11,228	$12,802	$13,214
04/22	$10,830	$10,918	$12,367	$12,745
05/22	$11,006	$11,080	$12,513	$12,885
06/22	$10,508	$10,899	$12,152	$12,474
07/22	$11,012	$11,187	$12,579	$12,939
08/22	$10,695	$10,941	$12,300	$12,651
09/22	$9,895	$10,521	$11,600	$11,872
10/22	$9,668	$10,434	$11,390	$11,628
11/22	$10,265	$10,922	$12,027	$12,305
12/22	$10,206	$10,953	$12,018	$12,285
01/23	$10,681	$11,268	$12,514	$12,831
02/23	$10,300	$11,013	$12,143	$12,428
03/23	$10,450	$11,257	$12,348	$12,621
04/23	$10,492	$11,232	$12,399	$12,694
05/23	$10,423	$11,134	$12,309	$12,606
06/23	$10,531	$11,246	$12,509	$12,830
07/23	$10,560	$11,290	$12,584	$12,913
08/23	$10,359	$11,128	$12,395	$12,717
09/23	$9,964	$10,802	$11,985	$12,285
10/23	$9,691	$10,710	$11,811	$12,088
11/23	$10,514	$11,390	$12,694	$13,025
12/23	$10,905	$11,654	$13,058	$13,416
01/24	$10,980	$11,595	$12,996	$13,354
02/24	$11,065	$11,610	$13,081	$13,459
03/24	$11,165	$11,609	$13,205	$13,619
04/24	$10,983	$11,466	$13,107	$13,535
05/24	$11,077	$11,432	$13,179	$13,638
06/24	$11,432	$11,607	$13,478	$13,972
07/24	$11,630	$11,713	$13,620	$14,125
08/24	$11,765	$11,805	$13,770	$14,291
09/24	$11,987	$11,922	$13,897	$14,420
10/24	$11,757	$11,748	$13,687	$14,200
11/24	$11,966	$11,951	$13,969	$14,506
12/24	$11,718	$11,777	$13,743	$14,264
01/25	$11,801	$11,836	$13,840	$14,372
02/25	$11,977	$11,954	$14,005	$14,552
03/25	$11,711	$11,751	$13,826	$14,381
04/25	$11,497	$11,656	$13,607	$14,124
05/25	$11,464	$11,664	$13,616	$14,134
06/25	$11,518	$11,736	$13,697	$14,217
07/25	$11,395	$11,713	$13,526	$14,003
08/25	$11,491	$11,815	$13,608	$14,078
09/25	$11,903	$12,088	$13,958	$14,449
10/25	$12,025	$12,238	$14,104	$14,594
11/25	$12,067	$12,266	$14,155	$14,650
12/25	$12,070	$12,277	$14,130	$14,615
01/26	$12,168	$12,392	$14,267	$14,758
02/26	$12,332	$12,547	$14,493	$15,004
03/26	$12,108	$12,255	$14,205	$14,719
04/26	$12,305	$12,396	$14,393	$14,920
05/26	$12,411	$12,442	$14,475	$15,013

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	8.27	0.57	2.50
Class A (including sales charges)Footnote Reference(a)	5.06	(0.03)	2.18
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 459,481,937
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,483,099
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Material Fund Change [Text Block]
C000029352
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class C
Trading Symbol	CHMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Municipal Fund Class C (including sales charges) ($12,029)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,202	$10,159	$10,280	$10,311
07/16	$10,203	$10,165	$10,335	$10,378
08/16	$10,222	$10,179	$10,368	$10,416
09/16	$10,206	$10,128	$10,380	$10,443
10/16	$10,106	$10,022	$10,255	$10,314
11/16	$9,660	$9,648	$9,690	$9,700
12/16	$9,721	$9,761	$9,820	$9,834
01/17	$9,780	$9,826	$9,943	$9,972
02/17	$9,883	$9,894	$10,147	$10,210
03/17	$9,886	$9,916	$10,170	$10,233
04/17	$9,953	$9,987	$10,239	$10,302
05/17	$10,115	$10,146	$10,397	$10,460
06/17	$10,074	$10,110	$10,372	$10,437
07/17	$10,151	$10,191	$10,443	$10,505
08/17	$10,247	$10,269	$10,574	$10,650
09/17	$10,218	$10,217	$10,518	$10,593
10/17	$10,206	$10,242	$10,546	$10,622
11/17	$10,224	$10,187	$10,556	$10,649
12/17	$10,327	$10,293	$10,688	$10,787
01/18	$10,265	$10,172	$10,582	$10,686
02/18	$10,240	$10,142	$10,582	$10,694
03/18	$10,317	$10,179	$10,714	$10,850
04/18	$10,304	$10,143	$10,745	$10,899
05/18	$10,419	$10,259	$10,949	$11,127
06/18	$10,444	$10,268	$10,995	$11,182
07/18	$10,470	$10,293	$11,031	$11,222
08/18	$10,506	$10,319	$11,107	$11,312
09/18	$10,442	$10,252	$11,058	$11,267
10/18	$10,330	$10,189	$10,933	$11,126
11/18	$10,388	$10,302	$11,019	$11,204
12/18	$10,485	$10,425	$11,121	$11,300
01/19	$10,526	$10,504	$11,198	$11,376
02/19	$10,595	$10,560	$11,258	$11,438
03/19	$10,800	$10,727	$11,526	$11,733
04/19	$10,841	$10,768	$11,587	$11,799
05/19	$11,016	$10,916	$11,769	$11,990
06/19	$11,036	$10,956	$11,827	$12,053
07/19	$11,097	$11,045	$11,905	$12,129
08/19	$11,304	$11,219	$12,172	$12,421
09/19	$11,252	$11,129	$12,133	$12,395
10/19	$11,253	$11,149	$12,158	$12,422
11/19	$11,274	$11,177	$12,202	$12,470
12/19	$11,297	$11,211	$12,238	$12,507
01/20	$11,507	$11,412	$12,523	$12,815
02/20	$11,747	$11,559	$12,767	$13,085
03/20	$10,633	$11,140	$11,551	$11,646
04/20	$10,191	$11,000	$11,210	$11,253
05/20	$10,571	$11,350	$11,648	$11,713
06/20	$10,937	$11,444	$12,036	$12,176
07/20	$11,208	$11,636	$12,338	$12,507
08/20	$11,212	$11,582	$12,352	$12,540
09/20	$11,175	$11,584	$12,363	$12,553
10/20	$11,159	$11,549	$12,373	$12,575
11/20	$11,409	$11,724	$12,648	$12,877
12/20	$11,622	$11,795	$12,853	$13,118
01/21	$11,810	$11,870	$13,084	$13,392
02/21	$11,685	$11,682	$12,933	$13,252
03/21	$11,765	$11,754	$13,061	$13,395
04/21	$11,921	$11,852	$13,236	$13,591
05/21	$12,045	$11,888	$13,365	$13,747
06/21	$12,179	$11,920	$13,508	$13,922
07/21	$12,314	$12,019	$13,660	$14,089
08/21	$12,252	$11,975	$13,633	$14,067
09/21	$12,134	$11,889	$13,542	$13,975
10/21	$12,084	$11,854	$13,490	$13,918
11/21	$12,243	$11,955	$13,655	$14,101
12/21	$12,286	$11,974	$13,687	$14,137
01/22	$11,905	$11,646	$13,306	$13,742
02/22	$11,756	$11,605	$13,272	$13,710
03/22	$11,255	$11,228	$12,802	$13,214
04/22	$10,756	$10,918	$12,367	$12,745
05/22	$10,925	$11,080	$12,513	$12,885
06/22	$10,426	$10,899	$12,152	$12,474
07/22	$10,921	$11,187	$12,579	$12,939
08/22	$10,600	$10,941	$12,300	$12,651
09/22	$9,803	$10,521	$11,600	$11,872
10/22	$9,573	$10,434	$11,390	$11,628
11/22	$10,159	$10,922	$12,027	$12,305
12/22	$10,095	$10,953	$12,018	$12,285
01/23	$10,560	$11,268	$12,514	$12,831
02/23	$10,178	$11,013	$12,143	$12,428
03/23	$10,310	$11,257	$12,348	$12,621
04/23	$10,358	$11,232	$12,399	$12,694
05/23	$10,285	$11,134	$12,309	$12,606
06/23	$10,386	$11,246	$12,509	$12,830
07/23	$10,409	$11,290	$12,584	$12,913
08/23	$10,206	$11,128	$12,395	$12,717
09/23	$9,812	$10,802	$11,985	$12,285
10/23	$9,538	$10,710	$11,811	$12,088
11/23	$10,343	$11,390	$12,694	$13,025
12/23	$10,722	$11,654	$13,058	$13,416
01/24	$10,791	$11,595	$12,996	$13,354
02/24	$10,869	$11,610	$13,081	$13,459
03/24	$10,962	$11,609	$13,205	$13,619
04/24	$10,778	$11,466	$13,107	$13,535
05/24	$10,865	$11,432	$13,179	$13,638
06/24	$11,208	$11,607	$13,478	$13,972
07/24	$11,396	$11,713	$13,620	$14,125
08/24	$11,522	$11,805	$13,770	$14,291
09/24	$11,734	$11,922	$13,897	$14,420
10/24	$11,502	$11,748	$13,687	$14,200
11/24	$11,701	$11,951	$13,969	$14,506
12/24	$11,453	$11,777	$13,743	$14,264
01/25	$11,528	$11,836	$13,840	$14,372
02/25	$11,694	$11,954	$14,005	$14,552
03/25	$11,429	$11,751	$13,826	$14,381
04/25	$11,215	$11,656	$13,607	$14,124
05/25	$11,177	$11,664	$13,616	$14,134
06/25	$11,224	$11,736	$13,697	$14,217
07/25	$11,099	$11,713	$13,526	$14,003
08/25	$11,186	$11,815	$13,608	$14,078
09/25	$11,582	$12,088	$13,958	$14,449
10/25	$11,695	$12,238	$14,104	$14,594
11/25	$11,729	$12,266	$14,155	$14,650
12/25	$11,726	$12,277	$14,130	$14,615
01/26	$11,816	$12,392	$14,267	$14,758
02/26	$11,970	$12,547	$14,493	$15,004
03/26	$11,746	$12,255	$14,205	$14,719
04/26	$11,932	$12,396	$14,393	$14,920
05/26	$12,029	$12,442	$14,475	$15,013

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	7.62	(0.03)	1.86
Class C (including sales charges)Footnote Reference(a)	6.62	(0.03)	1.86
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 459,481,937
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,483,099
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Material Fund Change [Text Block]
C000029353
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	SRHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Municipal Fund Institutional Class ($13,056)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,218	$10,159	$10,280	$10,311
07/16	$10,217	$10,165	$10,335	$10,378
08/16	$10,253	$10,179	$10,368	$10,416
09/16	$10,235	$10,128	$10,380	$10,443
10/16	$10,142	$10,022	$10,255	$10,314
11/16	$9,701	$9,648	$9,690	$9,700
12/16	$9,779	$9,761	$9,820	$9,834
01/17	$9,836	$9,826	$9,943	$9,972
02/17	$9,946	$9,894	$10,147	$10,210
03/17	$9,956	$9,916	$10,170	$10,233
04/17	$10,031	$9,987	$10,239	$10,302
05/17	$10,201	$10,146	$10,397	$10,460
06/17	$10,167	$10,110	$10,372	$10,437
07/17	$10,252	$10,191	$10,443	$10,505
08/17	$10,366	$10,269	$10,574	$10,650
09/17	$10,334	$10,217	$10,518	$10,593
10/17	$10,340	$10,242	$10,546	$10,622
11/17	$10,356	$10,187	$10,556	$10,649
12/17	$10,467	$10,293	$10,688	$10,787
01/18	$10,412	$10,172	$10,582	$10,686
02/18	$10,403	$10,142	$10,582	$10,694
03/18	$10,479	$10,179	$10,714	$10,850
04/18	$10,473	$10,143	$10,745	$10,899
05/18	$10,597	$10,259	$10,949	$11,127
06/18	$10,630	$10,268	$10,995	$11,182
07/18	$10,664	$10,293	$11,031	$11,222
08/18	$10,709	$10,319	$11,107	$11,312
09/18	$10,661	$10,252	$11,058	$11,267
10/18	$10,555	$10,189	$10,933	$11,126
11/18	$10,611	$10,302	$11,019	$11,204
12/18	$10,718	$10,425	$11,121	$11,300
01/19	$10,768	$10,504	$11,198	$11,376
02/19	$10,846	$10,560	$11,258	$11,438
03/19	$11,063	$10,727	$11,526	$11,733
04/19	$11,112	$10,768	$11,587	$11,799
05/19	$11,311	$10,916	$11,769	$11,990
06/19	$11,328	$10,956	$11,827	$12,053
07/19	$11,399	$11,045	$11,905	$12,129
08/19	$11,630	$11,219	$12,172	$12,421
09/19	$11,575	$11,129	$12,133	$12,395
10/19	$11,584	$11,149	$12,158	$12,422
11/19	$11,613	$11,177	$12,202	$12,470
12/19	$11,645	$11,211	$12,238	$12,507
01/20	$11,871	$11,412	$12,523	$12,815
02/20	$12,126	$11,559	$12,767	$13,085
03/20	$10,985	$11,140	$11,551	$11,646
04/20	$10,535	$11,000	$11,210	$11,253
05/20	$10,936	$11,350	$11,648	$11,713
06/20	$11,323	$11,444	$12,036	$12,176
07/20	$11,612	$11,636	$12,338	$12,507
08/20	$11,624	$11,582	$12,352	$12,540
09/20	$11,593	$11,584	$12,363	$12,553
10/20	$11,585	$11,549	$12,373	$12,575
11/20	$11,863	$11,724	$12,648	$12,877
12/20	$12,081	$11,795	$12,853	$13,118
01/21	$12,295	$11,870	$13,084	$13,392
02/21	$12,162	$11,682	$12,933	$13,252
03/21	$12,254	$11,754	$13,061	$13,395
04/21	$12,424	$11,852	$13,236	$13,591
05/21	$12,574	$11,888	$13,365	$13,747
06/21	$12,710	$11,920	$13,508	$13,922
07/21	$12,872	$12,019	$13,660	$14,089
08/21	$12,815	$11,975	$13,633	$14,067
09/21	$12,688	$11,889	$13,542	$13,975
10/21	$12,645	$11,854	$13,490	$13,918
11/21	$12,820	$11,955	$13,655	$14,101
12/21	$12,873	$11,974	$13,687	$14,137
01/22	$12,483	$11,646	$13,306	$13,742
02/22	$12,335	$11,605	$13,272	$13,710
03/22	$11,817	$11,228	$12,802	$13,214
04/22	$11,312	$10,918	$12,367	$12,745
05/22	$11,498	$11,080	$12,513	$12,885
06/22	$10,980	$10,899	$12,152	$12,474
07/22	$11,496	$11,187	$12,579	$12,939
08/22	$11,166	$10,941	$12,300	$12,651
09/22	$10,334	$10,521	$11,600	$11,872
10/22	$10,098	$10,434	$11,390	$11,628
11/22	$10,724	$10,922	$12,027	$12,305
12/22	$10,663	$10,953	$12,018	$12,285
01/23	$11,161	$11,268	$12,514	$12,831
02/23	$10,765	$11,013	$12,143	$12,428
03/23	$10,924	$11,257	$12,348	$12,621
04/23	$10,970	$11,232	$12,399	$12,694
05/23	$10,900	$11,134	$12,309	$12,606
06/23	$11,014	$11,246	$12,509	$12,830
07/23	$11,046	$11,290	$12,584	$12,913
08/23	$10,838	$11,128	$12,395	$12,717
09/23	$10,426	$10,802	$11,985	$12,285
10/23	$10,142	$10,710	$11,811	$12,088
11/23	$11,005	$11,390	$12,694	$13,025
12/23	$11,416	$11,654	$13,058	$13,416
01/24	$11,497	$11,595	$12,996	$13,354
02/24	$11,588	$11,610	$13,081	$13,459
03/24	$11,695	$11,609	$13,205	$13,619
04/24	$11,506	$11,466	$13,107	$13,535
05/24	$11,607	$11,432	$13,179	$13,638
06/24	$11,980	$11,607	$13,478	$13,972
07/24	$12,190	$11,713	$13,620	$14,125
08/24	$12,333	$11,805	$13,770	$14,291
09/24	$12,568	$11,922	$13,897	$14,420
10/24	$12,328	$11,748	$13,687	$14,200
11/24	$12,550	$11,951	$13,969	$14,506
12/24	$12,292	$11,777	$13,743	$14,264
01/25	$12,381	$11,836	$13,840	$14,372
02/25	$12,567	$11,954	$14,005	$14,552
03/25	$12,291	$11,751	$13,826	$14,381
04/25	$12,068	$11,656	$13,607	$14,124
05/25	$12,035	$11,664	$13,616	$14,134
06/25	$12,094	$11,736	$13,697	$14,217
07/25	$11,967	$11,713	$13,526	$14,003
08/25	$12,070	$11,815	$13,608	$14,078
09/25	$12,505	$12,088	$13,958	$14,449
10/25	$12,635	$12,238	$14,104	$14,594
11/25	$12,681	$12,266	$14,155	$14,650
12/25	$12,686	$12,277	$14,130	$14,615
01/26	$12,792	$12,392	$14,267	$14,758
02/26	$12,966	$12,547	$14,493	$15,004
03/26	$12,733	$12,255	$14,205	$14,719
04/26	$12,942	$12,396	$14,393	$14,920
05/26	$13,056	$12,442	$14,475	$15,013

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	8.48	0.76	2.70
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 459,481,937
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,483,099
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Material Fund Change [Text Block]
C000122656
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 2 Class
Trading Symbol	CHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Municipal Fund Institutional 2 Class ($13,090)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,209	$10,159	$10,280	$10,311
07/16	$10,219	$10,165	$10,335	$10,378
08/16	$10,246	$10,179	$10,368	$10,416
09/16	$10,238	$10,128	$10,380	$10,443
10/16	$10,136	$10,022	$10,255	$10,314
11/16	$9,696	$9,648	$9,690	$9,700
12/16	$9,774	$9,761	$9,820	$9,834
01/17	$9,832	$9,826	$9,943	$9,972
02/17	$9,943	$9,894	$10,147	$10,210
03/17	$9,954	$9,916	$10,170	$10,233
04/17	$10,029	$9,987	$10,239	$10,302
05/17	$10,200	$10,146	$10,397	$10,460
06/17	$10,167	$10,110	$10,372	$10,437
07/17	$10,252	$10,191	$10,443	$10,505
08/17	$10,367	$10,269	$10,574	$10,650
09/17	$10,345	$10,217	$10,518	$10,593
10/17	$10,341	$10,242	$10,546	$10,622
11/17	$10,358	$10,187	$10,556	$10,649
12/17	$10,469	$10,293	$10,688	$10,787
01/18	$10,415	$10,172	$10,582	$10,686
02/18	$10,405	$10,142	$10,582	$10,694
03/18	$10,481	$10,179	$10,714	$10,850
04/18	$10,475	$10,143	$10,745	$10,899
05/18	$10,600	$10,259	$10,949	$11,127
06/18	$10,634	$10,268	$10,995	$11,182
07/18	$10,678	$10,293	$11,031	$11,222
08/18	$10,713	$10,319	$11,107	$11,312
09/18	$10,665	$10,252	$11,058	$11,267
10/18	$10,560	$10,189	$10,933	$11,126
11/18	$10,626	$10,302	$11,019	$11,204
12/18	$10,734	$10,425	$11,121	$11,300
01/19	$10,774	$10,504	$11,198	$11,376
02/19	$10,852	$10,560	$11,258	$11,438
03/19	$11,070	$10,727	$11,526	$11,733
04/19	$11,131	$10,768	$11,587	$11,799
05/19	$11,319	$10,916	$11,769	$11,990
06/19	$11,348	$10,956	$11,827	$12,053
07/19	$11,409	$11,045	$11,905	$12,129
08/19	$11,640	$11,219	$12,172	$12,421
09/19	$11,586	$11,129	$12,133	$12,395
10/19	$11,595	$11,149	$12,158	$12,422
11/19	$11,625	$11,177	$12,202	$12,470
12/19	$11,668	$11,211	$12,238	$12,507
01/20	$11,894	$11,412	$12,523	$12,815
02/20	$12,140	$11,559	$12,767	$13,085
03/20	$10,996	$11,140	$11,551	$11,646
04/20	$10,557	$11,000	$11,210	$11,253
05/20	$10,948	$11,350	$11,648	$11,713
06/20	$11,335	$11,444	$12,036	$12,176
07/20	$11,625	$11,636	$12,338	$12,507
08/20	$11,638	$11,582	$12,352	$12,540
09/20	$11,607	$11,584	$12,363	$12,553
10/20	$11,600	$11,549	$12,373	$12,575
11/20	$11,879	$11,724	$12,648	$12,877
12/20	$12,098	$11,795	$12,853	$13,118
01/21	$12,313	$11,870	$13,084	$13,392
02/21	$12,180	$11,682	$12,933	$13,252
03/21	$12,272	$11,754	$13,061	$13,395
04/21	$12,443	$11,852	$13,236	$13,591
05/21	$12,593	$11,888	$13,365	$13,747
06/21	$12,731	$11,920	$13,508	$13,922
07/21	$12,893	$12,019	$13,660	$14,089
08/21	$12,836	$11,975	$13,633	$14,067
09/21	$12,710	$11,889	$13,542	$13,975
10/21	$12,666	$11,854	$13,490	$13,918
11/21	$12,843	$11,955	$13,655	$14,101
12/21	$12,896	$11,974	$13,687	$14,137
01/22	$12,505	$11,646	$13,306	$13,742
02/22	$12,357	$11,605	$13,272	$13,710
03/22	$11,838	$11,228	$12,802	$13,214
04/22	$11,332	$10,918	$12,367	$12,745
05/22	$11,518	$11,080	$12,513	$12,885
06/22	$10,999	$10,899	$12,152	$12,474
07/22	$11,517	$11,187	$12,579	$12,939
08/22	$11,187	$10,941	$12,300	$12,651
09/22	$10,364	$10,521	$11,600	$11,872
10/22	$10,128	$10,434	$11,390	$11,628
11/22	$10,743	$10,922	$12,027	$12,305
12/22	$10,695	$10,953	$12,018	$12,285
01/23	$11,182	$11,268	$12,514	$12,831
02/23	$10,797	$11,013	$12,143	$12,428
03/23	$10,944	$11,257	$12,348	$12,621
04/23	$10,990	$11,232	$12,399	$12,694
05/23	$10,920	$11,134	$12,309	$12,606
06/23	$11,035	$11,246	$12,509	$12,830
07/23	$11,067	$11,290	$12,584	$12,913
08/23	$10,858	$11,128	$12,395	$12,717
09/23	$10,446	$10,802	$11,985	$12,285
10/23	$10,173	$10,710	$11,811	$12,088
11/23	$11,039	$11,390	$12,694	$13,025
12/23	$11,452	$11,654	$13,058	$13,416
01/24	$11,521	$11,595	$12,996	$13,354
02/24	$11,612	$11,610	$13,081	$13,459
03/24	$11,719	$11,609	$13,205	$13,619
04/24	$11,543	$11,466	$13,107	$13,535
05/24	$11,644	$11,432	$13,179	$13,638
06/24	$12,006	$11,607	$13,478	$13,972
07/24	$12,216	$11,713	$13,620	$14,125
08/24	$12,361	$11,805	$13,770	$14,291
09/24	$12,597	$11,922	$13,897	$14,420
10/24	$12,369	$11,748	$13,687	$14,200
11/24	$12,579	$11,951	$13,969	$14,506
12/24	$12,320	$11,777	$13,743	$14,264
01/25	$12,423	$11,836	$13,840	$14,372
02/25	$12,597	$11,954	$14,005	$14,552
03/25	$12,319	$11,751	$13,826	$14,381
04/25	$12,110	$11,656	$13,607	$14,124
05/25	$12,063	$11,664	$13,616	$14,134
06/25	$12,123	$11,736	$13,697	$14,217
07/25	$12,009	$11,713	$13,526	$14,003
08/25	$12,099	$11,815	$13,608	$14,078
09/25	$12,535	$12,088	$13,958	$14,449
10/25	$12,680	$12,238	$14,104	$14,594
11/25	$12,712	$12,266	$14,155	$14,650
12/25	$12,732	$12,277	$14,130	$14,615
01/26	$12,824	$12,392	$14,267	$14,758
02/26	$13,000	$12,547	$14,493	$15,004
03/26	$12,765	$12,255	$14,205	$14,719
04/26	$12,976	$12,396	$14,393	$14,920
05/26	$13,090	$12,442	$14,475	$15,013

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	8.51	0.78	2.73
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 459,481,937
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,483,099
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Material Fund Change [Text Block]
C000175730
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 3 Class
Trading Symbol	CHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Municipal Fund Institutional 3 Class ($13,158)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,218	$10,159	$10,280	$10,311
07/16	$10,217	$10,165	$10,335	$10,378
08/16	$10,253	$10,179	$10,368	$10,416
09/16	$10,235	$10,128	$10,380	$10,443
10/16	$10,142	$10,022	$10,255	$10,314
11/16	$9,701	$9,648	$9,690	$9,700
12/16	$9,779	$9,761	$9,820	$9,834
01/17	$9,836	$9,826	$9,943	$9,972
02/17	$9,946	$9,894	$10,147	$10,210
03/17	$9,956	$9,916	$10,170	$10,233
04/17	$10,032	$9,987	$10,239	$10,302
05/17	$10,203	$10,146	$10,397	$10,460
06/17	$10,180	$10,110	$10,372	$10,437
07/17	$10,266	$10,191	$10,443	$10,505
08/17	$10,371	$10,269	$10,574	$10,650
09/17	$10,349	$10,217	$10,518	$10,593
10/17	$10,346	$10,242	$10,546	$10,622
11/17	$10,373	$10,187	$10,556	$10,649
12/17	$10,484	$10,293	$10,688	$10,787
01/18	$10,431	$10,172	$10,582	$10,686
02/18	$10,412	$10,142	$10,582	$10,694
03/18	$10,489	$10,179	$10,714	$10,850
04/18	$10,484	$10,143	$10,745	$10,899
05/18	$10,610	$10,259	$10,949	$11,127
06/18	$10,644	$10,268	$10,995	$11,182
07/18	$10,688	$10,293	$11,031	$11,222
08/18	$10,724	$10,319	$11,107	$11,312
09/18	$10,677	$10,252	$11,058	$11,267
10/18	$10,572	$10,189	$10,933	$11,126
11/18	$10,639	$10,302	$11,019	$11,204
12/18	$10,747	$10,425	$11,121	$11,300
01/19	$10,798	$10,504	$11,198	$11,376
02/19	$10,876	$10,560	$11,258	$11,438
03/19	$11,084	$10,727	$11,526	$11,733
04/19	$11,145	$10,768	$11,587	$11,799
05/19	$11,334	$10,916	$11,769	$11,990
06/19	$11,363	$10,956	$11,827	$12,053
07/19	$11,435	$11,045	$11,905	$12,129
08/19	$11,656	$11,219	$12,172	$12,421
09/19	$11,613	$11,129	$12,133	$12,395
10/19	$11,612	$11,149	$12,158	$12,422
11/19	$11,642	$11,177	$12,202	$12,470
12/19	$11,686	$11,211	$12,238	$12,507
01/20	$11,912	$11,412	$12,523	$12,815
02/20	$12,169	$11,559	$12,767	$13,085
03/20	$11,017	$11,140	$11,551	$11,646
04/20	$10,579	$11,000	$11,210	$11,253
05/20	$10,970	$11,350	$11,648	$11,713
06/20	$11,358	$11,444	$12,036	$12,176
07/20	$11,659	$11,636	$12,338	$12,507
08/20	$11,661	$11,582	$12,352	$12,540
09/20	$11,631	$11,584	$12,363	$12,553
10/20	$11,624	$11,549	$12,373	$12,575
11/20	$11,903	$11,724	$12,648	$12,877
12/20	$12,134	$11,795	$12,853	$13,118
01/21	$12,338	$11,870	$13,084	$13,392
02/21	$12,206	$11,682	$12,933	$13,252
03/21	$12,310	$11,754	$13,061	$13,395
04/21	$12,482	$11,852	$13,236	$13,591
05/21	$12,621	$11,888	$13,365	$13,747
06/21	$12,770	$11,920	$13,508	$13,922
07/21	$12,921	$12,019	$13,660	$14,089
08/21	$12,865	$11,975	$13,633	$14,067
09/21	$12,751	$11,889	$13,542	$13,975
10/21	$12,697	$11,854	$13,490	$13,918
11/21	$12,885	$11,955	$13,655	$14,101
12/21	$12,939	$11,974	$13,687	$14,137
01/22	$12,549	$11,646	$13,306	$13,742
02/22	$12,401	$11,605	$13,272	$13,710
03/22	$11,883	$11,228	$12,802	$13,214
04/22	$11,366	$10,918	$12,367	$12,745
05/22	$11,553	$11,080	$12,513	$12,885
06/22	$11,034	$10,899	$12,152	$12,474
07/22	$11,553	$11,187	$12,579	$12,939
08/22	$11,224	$10,941	$12,300	$12,651
09/22	$10,401	$10,521	$11,600	$11,872
10/22	$10,165	$10,434	$11,390	$11,628
11/22	$10,781	$10,922	$12,027	$12,305
12/22	$10,722	$10,953	$12,018	$12,285
01/23	$11,222	$11,268	$12,514	$12,831
02/23	$10,837	$11,013	$12,143	$12,428
03/23	$10,985	$11,257	$12,348	$12,621
04/23	$11,032	$11,232	$12,399	$12,694
05/23	$10,963	$11,134	$12,309	$12,606
06/23	$11,078	$11,246	$12,509	$12,830
07/23	$11,111	$11,290	$12,584	$12,913
08/23	$10,903	$11,128	$12,395	$12,717
09/23	$10,491	$10,802	$11,985	$12,285
10/23	$10,206	$10,710	$11,811	$12,088
11/23	$11,073	$11,390	$12,694	$13,025
12/23	$11,499	$11,654	$13,058	$13,416
01/24	$11,569	$11,595	$12,996	$13,354
02/24	$11,660	$11,610	$13,081	$13,459
03/24	$11,768	$11,609	$13,205	$13,619
04/24	$11,592	$11,466	$13,107	$13,535
05/24	$11,694	$11,432	$13,179	$13,638
06/24	$12,057	$11,607	$13,478	$13,972
07/24	$12,269	$11,713	$13,620	$14,125
08/24	$12,414	$11,805	$13,770	$14,291
09/24	$12,650	$11,922	$13,897	$14,420
10/24	$12,424	$11,748	$13,687	$14,200
11/24	$12,647	$11,951	$13,969	$14,506
12/24	$12,375	$11,777	$13,743	$14,264
01/25	$12,479	$11,836	$13,840	$14,372
02/25	$12,653	$11,954	$14,005	$14,552
03/25	$12,376	$11,751	$13,826	$14,381
04/25	$12,167	$11,656	$13,607	$14,124
05/25	$12,121	$11,664	$13,616	$14,134
06/25	$12,181	$11,736	$13,697	$14,217
07/25	$12,068	$11,713	$13,526	$14,003
08/25	$12,159	$11,815	$13,608	$14,078
09/25	$12,597	$12,088	$13,958	$14,449
10/25	$12,742	$12,238	$14,104	$14,594
11/25	$12,775	$12,266	$14,155	$14,650
12/25	$12,795	$12,277	$14,130	$14,615
01/26	$12,889	$12,392	$14,267	$14,758
02/26	$13,065	$12,547	$14,493	$15,004
03/26	$12,831	$12,255	$14,205	$14,719
04/26	$13,043	$12,396	$14,393	$14,920
05/26	$13,158	$12,442	$14,475	$15,013

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)Footnote Reference(b)	8.55	0.84	2.78
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 459,481,937
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,483,099
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Material Fund Change [Text Block]
C000255598
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class S
Trading Symbol	SRHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia High Yield Municipal Fund Class S ($13,055)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,218	$10,159	$10,280	$10,311
07/16	$10,217	$10,165	$10,335	$10,378
08/16	$10,253	$10,179	$10,368	$10,416
09/16	$10,235	$10,128	$10,380	$10,443
10/16	$10,142	$10,022	$10,255	$10,314
11/16	$9,701	$9,648	$9,690	$9,700
12/16	$9,779	$9,761	$9,820	$9,834
01/17	$9,836	$9,826	$9,943	$9,972
02/17	$9,946	$9,894	$10,147	$10,210
03/17	$9,956	$9,916	$10,170	$10,233
04/17	$10,031	$9,987	$10,239	$10,302
05/17	$10,201	$10,146	$10,397	$10,460
06/17	$10,167	$10,110	$10,372	$10,437
07/17	$10,252	$10,191	$10,443	$10,505
08/17	$10,366	$10,269	$10,574	$10,650
09/17	$10,334	$10,217	$10,518	$10,593
10/17	$10,340	$10,242	$10,546	$10,622
11/17	$10,356	$10,187	$10,556	$10,649
12/17	$10,467	$10,293	$10,688	$10,787
01/18	$10,412	$10,172	$10,582	$10,686
02/18	$10,403	$10,142	$10,582	$10,694
03/18	$10,479	$10,179	$10,714	$10,850
04/18	$10,473	$10,143	$10,745	$10,899
05/18	$10,597	$10,259	$10,949	$11,127
06/18	$10,630	$10,268	$10,995	$11,182
07/18	$10,664	$10,293	$11,031	$11,222
08/18	$10,709	$10,319	$11,107	$11,312
09/18	$10,661	$10,252	$11,058	$11,267
10/18	$10,555	$10,189	$10,933	$11,126
11/18	$10,611	$10,302	$11,019	$11,204
12/18	$10,718	$10,425	$11,121	$11,300
01/19	$10,768	$10,504	$11,198	$11,376
02/19	$10,846	$10,560	$11,258	$11,438
03/19	$11,063	$10,727	$11,526	$11,733
04/19	$11,112	$10,768	$11,587	$11,799
05/19	$11,311	$10,916	$11,769	$11,990
06/19	$11,328	$10,956	$11,827	$12,053
07/19	$11,399	$11,045	$11,905	$12,129
08/19	$11,630	$11,219	$12,172	$12,421
09/19	$11,575	$11,129	$12,133	$12,395
10/19	$11,584	$11,149	$12,158	$12,422
11/19	$11,613	$11,177	$12,202	$12,470
12/19	$11,645	$11,211	$12,238	$12,507
01/20	$11,871	$11,412	$12,523	$12,815
02/20	$12,126	$11,559	$12,767	$13,085
03/20	$10,985	$11,140	$11,551	$11,646
04/20	$10,535	$11,000	$11,210	$11,253
05/20	$10,936	$11,350	$11,648	$11,713
06/20	$11,323	$11,444	$12,036	$12,176
07/20	$11,612	$11,636	$12,338	$12,507
08/20	$11,624	$11,582	$12,352	$12,540
09/20	$11,593	$11,584	$12,363	$12,553
10/20	$11,585	$11,549	$12,373	$12,575
11/20	$11,863	$11,724	$12,648	$12,877
12/20	$12,081	$11,795	$12,853	$13,118
01/21	$12,295	$11,870	$13,084	$13,392
02/21	$12,162	$11,682	$12,933	$13,252
03/21	$12,254	$11,754	$13,061	$13,395
04/21	$12,424	$11,852	$13,236	$13,591
05/21	$12,574	$11,888	$13,365	$13,747
06/21	$12,710	$11,920	$13,508	$13,922
07/21	$12,872	$12,019	$13,660	$14,089
08/21	$12,815	$11,975	$13,633	$14,067
09/21	$12,688	$11,889	$13,542	$13,975
10/21	$12,645	$11,854	$13,490	$13,918
11/21	$12,820	$11,955	$13,655	$14,101
12/21	$12,873	$11,974	$13,687	$14,137
01/22	$12,483	$11,646	$13,306	$13,742
02/22	$12,335	$11,605	$13,272	$13,710
03/22	$11,817	$11,228	$12,802	$13,214
04/22	$11,312	$10,918	$12,367	$12,745
05/22	$11,498	$11,080	$12,513	$12,885
06/22	$10,980	$10,899	$12,152	$12,474
07/22	$11,496	$11,187	$12,579	$12,939
08/22	$11,166	$10,941	$12,300	$12,651
09/22	$10,334	$10,521	$11,600	$11,872
10/22	$10,098	$10,434	$11,390	$11,628
11/22	$10,724	$10,922	$12,027	$12,305
12/22	$10,663	$10,953	$12,018	$12,285
01/23	$11,161	$11,268	$12,514	$12,831
02/23	$10,765	$11,013	$12,143	$12,428
03/23	$10,924	$11,257	$12,348	$12,621
04/23	$10,970	$11,232	$12,399	$12,694
05/23	$10,900	$11,134	$12,309	$12,606
06/23	$11,014	$11,246	$12,509	$12,830
07/23	$11,046	$11,290	$12,584	$12,913
08/23	$10,838	$11,128	$12,395	$12,717
09/23	$10,426	$10,802	$11,985	$12,285
10/23	$10,142	$10,710	$11,811	$12,088
11/23	$11,005	$11,390	$12,694	$13,025
12/23	$11,416	$11,654	$13,058	$13,416
01/24	$11,497	$11,595	$12,996	$13,354
02/24	$11,588	$11,610	$13,081	$13,459
03/24	$11,695	$11,609	$13,205	$13,619
04/24	$11,506	$11,466	$13,107	$13,535
05/24	$11,607	$11,432	$13,179	$13,638
06/24	$11,980	$11,607	$13,478	$13,972
07/24	$12,190	$11,713	$13,620	$14,125
08/24	$12,333	$11,805	$13,770	$14,291
09/24	$12,568	$11,922	$13,897	$14,420
10/24	$12,327	$11,748	$13,687	$14,200
11/24	$12,549	$11,951	$13,969	$14,506
12/24	$12,291	$11,777	$13,743	$14,264
01/25	$12,380	$11,836	$13,840	$14,372
02/25	$12,566	$11,954	$14,005	$14,552
03/25	$12,276	$11,751	$13,826	$14,381
04/25	$12,067	$11,656	$13,607	$14,124
05/25	$12,034	$11,664	$13,616	$14,134
06/25	$12,093	$11,736	$13,697	$14,217
07/25	$11,966	$11,713	$13,526	$14,003
08/25	$12,069	$11,815	$13,608	$14,078
09/25	$12,504	$12,088	$13,958	$14,449
10/25	$12,634	$12,238	$14,104	$14,594
11/25	$12,680	$12,266	$14,155	$14,650
12/25	$12,685	$12,277	$14,130	$14,615
01/26	$12,791	$12,392	$14,267	$14,758
02/26	$12,965	$12,547	$14,493	$15,004
03/26	$12,732	$12,255	$14,205	$14,719
04/26	$12,941	$12,396	$14,393	$14,920
05/26	$13,055	$12,442	$14,475	$15,013

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	8.48	0.75	2.70
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 459,481,937
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 2,483,099
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Material Fund Change [Text Block]
C000151801
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	CLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$135	1.29%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Commodity futures long/short sleeve | The Fund’s allocation to the commodity futures long/short strategy sleeve was the largest contributor to the Fund’s performance. Commodity long/short strategies did well because markets were not moving together. Different commodities were rising and falling for very different reasons. At the same time, higher volatility and supply disruptions created strong trends and pricing gaps. That combination — divergence, volatility and persistent trends — is what the strategies inside this sleeve are designed to exploit.

PGIM global macro sleeve | Over the past year, returns were driven by big differences in how economies and central banks moved — especially shifts in interest rates and a weaker U.S. dollar. Those divergences created opportunities across currencies, bonds and commodities that the strategy could capture using systematic models. The more markets moved in different directions (rather than all together), the more opportunity this type of global macro strategy had to generate returns.

Mortgage opportunities sleeve | The Fund’s allocation to the mortgage opportunities strategy sleeve rounded out the top three main contributors to overall performance for the Fund during the period. The sleeve benefited from earning relatively high income from mortgage-backed securities while also gaining from prices recovering as spreads tightened. At the same time, housing and credit fundamentals held up better than expected, supporting valuations.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Macro headwinds | There were no meaningful detractors from relative performance at the sleeve level for the Fund. In general, Treasury yield spikes, shifting inflation expectations, and an unstable Federal Reserve outlook presented some headwinds for macro-driven strategies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Multi Strategy Alternatives Fund Class A (including sales charges) ($9,060)	Bloomberg Global Aggregate Index ($10,763)	FTSE One-Month U.S. Treasury Bill Index ($12,573)	HFRX Global Hedge Fund Index ($14,253)
05/16	$9,421	$10,000	$10,000	$10,000
06/16	$9,381	$10,292	$10,002	$10,020
07/16	$9,431	$10,370	$10,003	$10,165
08/16	$9,331	$10,319	$10,005	$10,181
09/16	$9,281	$10,376	$10,007	$10,238
10/16	$9,061	$10,088	$10,009	$10,179
11/16	$9,061	$9,687	$10,010	$10,268
12/16	$9,093	$9,643	$10,013	$10,356
01/17	$9,103	$9,751	$10,017	$10,408
02/17	$9,264	$9,798	$10,021	$10,525
03/17	$9,334	$9,813	$10,024	$10,528
04/17	$9,404	$9,923	$10,030	$10,573
05/17	$9,394	$10,077	$10,036	$10,598
06/17	$9,223	$10,068	$10,043	$10,621
07/17	$9,364	$10,237	$10,051	$10,719
08/17	$9,565	$10,339	$10,059	$10,751
09/17	$9,504	$10,245	$10,067	$10,815
10/17	$9,525	$10,207	$10,076	$10,890
11/17	$9,695	$10,320	$10,084	$10,897
12/17	$9,658	$10,356	$10,094	$10,977
01/18	$9,586	$10,479	$10,105	$11,245
02/18	$9,473	$10,386	$10,116	$10,973
03/18	$9,494	$10,497	$10,129	$10,865
04/18	$9,360	$10,329	$10,142	$10,875
05/18	$8,879	$10,250	$10,157	$10,904
06/18	$8,817	$10,205	$10,171	$10,884
07/18	$8,776	$10,188	$10,187	$10,868
08/18	$8,673	$10,198	$10,203	$10,917
09/18	$8,622	$10,110	$10,220	$10,842
10/18	$8,397	$9,998	$10,238	$10,505
11/18	$7,905	$10,029	$10,257	$10,440
12/18	$7,853	$10,232	$10,277	$10,239
01/19	$8,058	$10,387	$10,299	$10,457
02/19	$7,987	$10,328	$10,318	$10,523
03/19	$7,843	$10,457	$10,340	$10,505
04/19	$7,812	$10,426	$10,360	$10,574
05/19	$7,638	$10,567	$10,382	$10,502
06/19	$7,648	$10,801	$10,403	$10,671
07/19	$7,669	$10,771	$10,422	$10,754
08/19	$7,484	$10,990	$10,440	$10,795
09/19	$7,453	$10,879	$10,458	$10,843
10/19	$7,453	$10,951	$10,475	$10,876
11/19	$7,556	$10,868	$10,489	$10,988
12/19	$7,484	$10,931	$10,504	$11,122
01/20	$7,443	$11,071	$10,517	$11,167
02/20	$7,402	$11,145	$10,530	$11,007
03/20	$6,992	$10,896	$10,544	$10,359
04/20	$7,074	$11,110	$10,544	$10,658
05/20	$7,136	$11,158	$10,545	$10,811
06/20	$7,238	$11,257	$10,546	$11,001
07/20	$7,320	$11,616	$10,547	$11,150
08/20	$7,371	$11,599	$10,548	$11,321
09/20	$7,328	$11,557	$10,549	$11,302
10/20	$7,300	$11,568	$10,549	$11,278
11/20	$7,423	$11,778	$10,550	$11,595
12/20	$7,548	$11,937	$10,551	$11,879
01/21	$7,574	$11,832	$10,551	$11,860
02/21	$7,638	$11,628	$10,552	$12,040
03/21	$7,630	$11,404	$10,552	$12,033
04/21	$7,643	$11,548	$10,552	$12,229
05/21	$7,600	$11,657	$10,552	$12,276
06/21	$7,661	$11,554	$10,553	$12,322
07/21	$7,507	$11,708	$10,553	$12,268
08/21	$7,502	$11,659	$10,553	$12,351
09/21	$7,500	$11,452	$10,554	$12,304
10/21	$7,446	$11,424	$10,554	$12,416
11/21	$7,236	$11,391	$10,555	$12,255
12/21	$7,323	$11,375	$10,556	$12,313
01/22	$7,412	$11,142	$10,556	$12,132
02/22	$7,344	$11,009	$10,556	$12,089
03/22	$7,278	$10,674	$10,557	$12,147
04/22	$7,454	$10,089	$10,558	$12,037
05/22	$7,331	$10,117	$10,562	$11,906
06/22	$7,299	$9,792	$10,568	$11,692
07/22	$7,375	$10,000	$10,578	$11,754
08/22	$7,427	$9,606	$10,598	$11,866
09/22	$7,320	$9,112	$10,618	$11,751
10/22	$7,333	$9,049	$10,643	$11,760
11/22	$7,367	$9,475	$10,675	$11,778
12/22	$7,293	$9,527	$10,712	$11,771
01/23	$7,356	$9,839	$10,749	$11,967
02/23	$7,398	$9,512	$10,786	$11,912
03/23	$7,272	$9,813	$10,829	$11,770
04/23	$7,272	$9,856	$10,872	$11,810
05/23	$7,229	$9,664	$10,912	$11,755
06/23	$7,298	$9,663	$10,959	$11,845
07/23	$7,408	$9,730	$11,008	$11,907
08/23	$7,416	$9,597	$11,059	$11,946
09/23	$7,448	$9,316	$11,108	$11,934
10/23	$7,303	$9,205	$11,159	$11,836
11/23	$7,435	$9,669	$11,209	$11,970
12/23	$7,541	$10,071	$11,261	$12,136
01/24	$7,685	$9,932	$11,313	$12,175
02/24	$7,845	$9,807	$11,361	$12,287
03/24	$8,032	$9,861	$11,414	$12,441
04/24	$7,972	$9,612	$11,465	$12,374
05/24	$7,953	$9,738	$11,517	$12,448
06/24	$7,986	$9,752	$11,568	$12,487
07/24	$7,964	$10,022	$11,621	$12,579
08/24	$7,918	$10,259	$11,675	$12,632
09/24	$7,940	$10,433	$11,726	$12,752
10/24	$7,929	$10,084	$11,774	$12,668
11/24	$7,972	$10,118	$11,820	$12,774
12/24	$8,064	$9,901	$11,867	$12,775
01/25	$8,161	$9,957	$11,910	$12,903
02/25	$8,299	$10,100	$11,950	$12,939
03/25	$8,299	$10,162	$11,994	$12,842
04/25	$8,202	$10,460	$12,037	$12,788
05/25	$8,296	$10,423	$12,081	$12,937
06/25	$8,351	$10,621	$12,124	$13,080
07/25	$8,448	$10,463	$12,168	$13,155
08/25	$8,609	$10,615	$12,214	$13,302
09/25	$8,706	$10,684	$12,257	$13,497
10/25	$8,706	$10,657	$12,301	$13,589
11/25	$8,545	$10,682	$12,341	$13,607
12/25	$8,631	$10,710	$12,383	$13,687
01/26	$8,864	$10,810	$12,421	$13,960
02/26	$8,921	$10,931	$12,456	$14,022
03/26	$8,965	$10,595	$12,496	$13,609
04/26	$9,044	$10,727	$12,534	$14,014
05/26	$9,060	$10,763	$12,573	$14,253

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	9.22	3.58	(0.39)
Class A (including sales charges)Footnote Reference(a)	2.92	2.36	(0.98)
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
HFRX Global Hedge Fund Index	10.17	3.03	3.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 504,458,629
Holdings Count | Holding	1,006
Advisory Fees Paid, Amount	$ 4,871,957
InvestmentCompanyPortfolioTurnover	738.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$504,458,629
Total number of portfolio holdings	1,006
Management services fees (represents 0.96% of Fund average net assets)	$4,871,957
Portfolio turnover for the reporting period	738%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	34%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	343.8%
Interest Rate Risk	260.8%
Commodity-Related Investment Risk	43.2%
Equity Risk	32.3%
Credit Risk	1.7%
Short
Interest Rate Risk	334.8%
Foreign Exchange Risk	244.8%
Commodity-Related Investment Risk	35.1%
Equity Risk	34.1%

Asset Categories

Table Summary
Money Market Funds	56.1%
Residential Mortgage-Backed Securities - Agency	20.2%
Treasury Bills	15.3%
Residential Mortgage-Backed Securities - Non-Agency	11.5%
Asset-Backed Securities - Non-Agency	3.0%
Other	0.5%

Material Fund Change [Text Block]
C000151802
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	CLABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$213	2.04%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Commodity futures long/short sleeve | The Fund’s allocation to the commodity futures long/short strategy sleeve was the largest contributor to the Fund’s performance. Commodity long/short strategies did well because markets were not moving together. Different commodities were rising and falling for very different reasons. At the same time, higher volatility and supply disruptions created strong trends and pricing gaps. That combination — divergence, volatility and persistent trends — is what the strategies inside this sleeve are designed to exploit.

PGIM global macro sleeve | Over the past year, returns were driven by big differences in how economies and central banks moved — especially shifts in interest rates and a weaker U.S. dollar. Those divergences created opportunities across currencies, bonds and commodities that the strategy could capture using systematic models. The more markets moved in different directions (rather than all together), the more opportunity this type of global macro strategy had to generate returns.

Mortgage opportunities sleeve | The Fund’s allocation to the mortgage opportunities strategy sleeve rounded out the top three main contributors to overall performance for the Fund during the period. The sleeve benefited from earning relatively high income from mortgage-backed securities while also gaining from prices recovering as spreads tightened. At the same time, housing and credit fundamentals held up better than expected, supporting valuations.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Macro headwinds | There were no meaningful detractors from relative performance at the sleeve level for the Fund. In general, Treasury yield spikes, shifting inflation expectations, and an unstable Federal Reserve outlook presented some headwinds for macro-driven strategies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Multi Strategy Alternatives Fund Class C (including sales charges) ($8,926)	Bloomberg Global Aggregate Index ($10,763)	FTSE One-Month U.S. Treasury Bill Index ($12,573)	HFRX Global Hedge Fund Index ($14,253)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$9,957	$10,292	$10,002	$10,020
07/16	$10,011	$10,370	$10,003	$10,165
08/16	$9,893	$10,319	$10,005	$10,181
09/16	$9,840	$10,376	$10,007	$10,238
10/16	$9,595	$10,088	$10,009	$10,179
11/16	$9,595	$9,687	$10,010	$10,268
12/16	$9,619	$9,643	$10,013	$10,356
01/17	$9,630	$9,751	$10,017	$10,408
02/17	$9,779	$9,798	$10,021	$10,525
03/17	$9,854	$9,813	$10,024	$10,528
04/17	$9,918	$9,923	$10,030	$10,573
05/17	$9,897	$10,077	$10,036	$10,598
06/17	$9,715	$10,068	$10,043	$10,621
07/17	$9,865	$10,237	$10,051	$10,719
08/17	$10,057	$10,339	$10,059	$10,751
09/17	$9,993	$10,245	$10,067	$10,815
10/17	$10,014	$10,207	$10,076	$10,890
11/17	$10,185	$10,320	$10,084	$10,897
12/17	$10,136	$10,356	$10,094	$10,977
01/18	$10,060	$10,479	$10,105	$11,245
02/18	$9,930	$10,386	$10,116	$10,973
03/18	$9,940	$10,497	$10,129	$10,865
04/18	$9,799	$10,329	$10,142	$10,875
05/18	$9,288	$10,250	$10,157	$10,904
06/18	$9,223	$10,205	$10,171	$10,884
07/18	$9,168	$10,188	$10,187	$10,868
08/18	$9,060	$10,198	$10,203	$10,917
09/18	$9,005	$10,110	$10,220	$10,842
10/18	$8,766	$9,998	$10,238	$10,505
11/18	$8,233	$10,029	$10,257	$10,440
12/18	$8,179	$10,232	$10,277	$10,239
01/19	$8,396	$10,387	$10,299	$10,457
02/19	$8,309	$10,328	$10,318	$10,523
03/19	$8,157	$10,457	$10,340	$10,505
04/19	$8,124	$10,426	$10,360	$10,574
05/19	$7,928	$10,567	$10,382	$10,502
06/19	$7,939	$10,801	$10,403	$10,671
07/19	$7,950	$10,771	$10,422	$10,754
08/19	$7,765	$10,990	$10,440	$10,795
09/19	$7,722	$10,879	$10,458	$10,843
10/19	$7,711	$10,951	$10,475	$10,876
11/19	$7,820	$10,868	$10,489	$10,988
12/19	$7,733	$10,931	$10,504	$11,122
01/20	$7,689	$11,071	$10,517	$11,167
02/20	$7,635	$11,145	$10,530	$11,007
03/20	$7,211	$10,896	$10,544	$10,359
04/20	$7,298	$11,110	$10,544	$10,658
05/20	$7,352	$11,158	$10,545	$10,811
06/20	$7,450	$11,257	$10,546	$11,001
07/20	$7,537	$11,616	$10,547	$11,150
08/20	$7,580	$11,599	$10,548	$11,321
09/20	$7,534	$11,557	$10,549	$11,302
10/20	$7,499	$11,568	$10,549	$11,278
11/20	$7,621	$11,778	$10,550	$11,595
12/20	$7,746	$11,937	$10,551	$11,879
01/21	$7,768	$11,832	$10,551	$11,860
02/21	$7,828	$11,628	$10,552	$12,040
03/21	$7,814	$11,404	$10,552	$12,033
04/21	$7,822	$11,548	$10,552	$12,229
05/21	$7,773	$11,657	$10,552	$12,276
06/21	$7,831	$11,554	$10,553	$12,322
07/21	$7,667	$11,708	$10,553	$12,268
08/21	$7,659	$11,659	$10,553	$12,351
09/21	$7,651	$11,452	$10,554	$12,304
10/21	$7,591	$11,424	$10,554	$12,416
11/21	$7,371	$11,391	$10,555	$12,255
12/21	$7,457	$11,375	$10,556	$12,313
01/22	$7,542	$11,142	$10,556	$12,132
02/22	$7,468	$11,009	$10,556	$12,089
03/22	$7,396	$10,674	$10,557	$12,147
04/22	$7,573	$10,089	$10,558	$12,037
05/22	$7,440	$10,117	$10,562	$11,906
06/22	$7,404	$9,792	$10,568	$11,692
07/22	$7,476	$10,000	$10,578	$11,754
08/22	$7,526	$9,606	$10,598	$11,866
09/22	$7,413	$9,112	$10,618	$11,751
10/22	$7,421	$9,049	$10,643	$11,760
11/22	$7,448	$9,475	$10,675	$11,778
12/22	$7,371	$9,527	$10,712	$11,771
01/23	$7,429	$9,839	$10,749	$11,967
02/23	$7,468	$9,512	$10,786	$11,912
03/23	$7,335	$9,813	$10,829	$11,770
04/23	$7,330	$9,856	$10,872	$11,810
05/23	$7,283	$9,664	$10,912	$11,755
06/23	$7,346	$9,663	$10,959	$11,845
07/23	$7,454	$9,730	$11,008	$11,907
08/23	$7,457	$9,597	$11,059	$11,946
09/23	$7,484	$9,316	$11,108	$11,934
10/23	$7,335	$9,205	$11,159	$11,836
11/23	$7,462	$9,669	$11,209	$11,970
12/23	$7,564	$10,071	$11,261	$12,136
01/24	$7,703	$9,932	$11,313	$12,175
02/24	$7,858	$9,807	$11,361	$12,287
03/24	$8,042	$9,861	$11,414	$12,441
04/24	$7,974	$9,612	$11,465	$12,374
05/24	$7,952	$9,738	$11,517	$12,448
06/24	$7,983	$9,752	$11,568	$12,487
07/24	$7,952	$10,022	$11,621	$12,579
08/24	$7,901	$10,259	$11,675	$12,632
09/24	$7,921	$10,433	$11,726	$12,752
10/24	$7,904	$10,084	$11,774	$12,668
11/24	$7,943	$10,118	$11,820	$12,774
12/24	$8,027	$9,901	$11,867	$12,775
01/25	$8,118	$9,957	$11,910	$12,903
02/25	$8,252	$10,100	$11,950	$12,939
03/25	$8,246	$10,162	$11,994	$12,842
04/25	$8,146	$10,460	$12,037	$12,788
05/25	$8,234	$10,423	$12,081	$12,937
06/25	$8,283	$10,621	$12,124	$13,080
07/25	$8,374	$10,463	$12,168	$13,155
08/25	$8,529	$10,615	$12,214	$13,302
09/25	$8,618	$10,684	$12,257	$13,497
10/25	$8,615	$10,657	$12,301	$13,589
11/25	$8,450	$10,682	$12,341	$13,607
12/25	$8,528	$10,710	$12,383	$13,687
01/26	$8,753	$10,810	$12,421	$13,960
02/26	$8,805	$10,931	$12,456	$14,022
03/26	$8,841	$10,595	$12,496	$13,609
04/26	$8,913	$10,727	$12,534	$14,014
05/26	$8,926	$10,763	$12,573	$14,253

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	8.40	2.80	(1.13)
Class C (including sales charges)Footnote Reference(a)	7.40	2.80	(1.13)
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
HFRX Global Hedge Fund Index	10.17	3.03	3.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 504,458,629
Holdings Count | Holding	1,006
Advisory Fees Paid, Amount	$ 4,871,957
InvestmentCompanyPortfolioTurnover	738.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$504,458,629
Total number of portfolio holdings	1,006
Management services fees (represents 0.96% of Fund average net assets)	$4,871,957
Portfolio turnover for the reporting period	738%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	34%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	343.8%
Interest Rate Risk	260.8%
Commodity-Related Investment Risk	43.2%
Equity Risk	32.3%
Credit Risk	1.7%
Short
Interest Rate Risk	334.8%
Foreign Exchange Risk	244.8%
Commodity-Related Investment Risk	35.1%
Equity Risk	34.1%

Asset Categories

Table Summary
Money Market Funds	56.1%
Residential Mortgage-Backed Securities - Agency	20.2%
Treasury Bills	15.3%
Residential Mortgage-Backed Securities - Non-Agency	11.5%
Asset-Backed Securities - Non-Agency	3.0%
Other	0.5%

Material Fund Change [Text Block]
C000151809
Shareholder Report [Line Items]
Fund Name	Columbia Multi Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	CLAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Email	serviceinquiries@columbiathreadneedle.com
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Commodity futures long/short sleeve | The Fund’s allocation to the commodity futures long/short strategy sleeve was the largest contributor to the Fund’s performance. Commodity long/short strategies did well because markets were not moving together. Different commodities were rising and falling for very different reasons. At the same time, higher volatility and supply disruptions created strong trends and pricing gaps. That combination — divergence, volatility and persistent trends — is what the strategies inside this sleeve are designed to exploit.

PGIM global macro sleeve | Over the past year, returns were driven by big differences in how economies and central banks moved — especially shifts in interest rates and a weaker U.S. dollar. Those divergences created opportunities across currencies, bonds and commodities that the strategy could capture using systematic models. The more markets moved in different directions (rather than all together), the more opportunity this type of global macro strategy had to generate returns.

Mortgage opportunities sleeve | The Fund’s allocation to the mortgage opportunities strategy sleeve rounded out the top three main contributors to overall performance for the Fund during the period. The sleeve benefited from earning relatively high income from mortgage-backed securities while also gaining from prices recovering as spreads tightened. At the same time, housing and credit fundamentals held up better than expected, supporting valuations.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Macro headwinds | There were no meaningful detractors from relative performance at the sleeve level for the Fund. In general, Treasury yield spikes, shifting inflation expectations, and an unstable Federal Reserve outlook presented some headwinds for macro-driven strategies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Multi Strategy Alternatives Fund Institutional Class ($9,867)	Bloomberg Global Aggregate Index ($10,763)	FTSE One-Month U.S. Treasury Bill Index ($12,573)	HFRX Global Hedge Fund Index ($14,253)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$9,958	$10,292	$10,002	$10,020
07/16	$10,021	$10,370	$10,003	$10,165
08/16	$9,915	$10,319	$10,005	$10,181
09/16	$9,862	$10,376	$10,007	$10,238
10/16	$9,629	$10,088	$10,009	$10,179
11/16	$9,629	$9,687	$10,010	$10,268
12/16	$9,663	$9,643	$10,013	$10,356
01/17	$9,685	$9,751	$10,017	$10,408
02/17	$9,845	$9,798	$10,021	$10,525
03/17	$9,930	$9,813	$10,024	$10,528
04/17	$10,005	$9,923	$10,030	$10,573
05/17	$10,005	$10,077	$10,036	$10,598
06/17	$9,823	$10,068	$10,043	$10,621
07/17	$9,983	$10,237	$10,051	$10,719
08/17	$10,186	$10,339	$10,059	$10,751
09/17	$10,133	$10,245	$10,067	$10,815
10/17	$10,154	$10,207	$10,076	$10,890
11/17	$10,335	$10,320	$10,084	$10,897
12/17	$10,298	$10,356	$10,094	$10,977
01/18	$10,222	$10,479	$10,105	$11,245
02/18	$10,113	$10,386	$10,116	$10,973
03/18	$10,124	$10,497	$10,129	$10,865
04/18	$9,993	$10,329	$10,142	$10,875
05/18	$9,469	$10,250	$10,157	$10,904
06/18	$9,415	$10,205	$10,171	$10,884
07/18	$9,371	$10,188	$10,187	$10,868
08/18	$9,273	$10,198	$10,203	$10,917
09/18	$9,218	$10,110	$10,220	$10,842
10/18	$8,978	$9,998	$10,238	$10,505
11/18	$8,444	$10,029	$10,257	$10,440
12/18	$8,389	$10,232	$10,277	$10,239
01/19	$8,618	$10,387	$10,299	$10,457
02/19	$8,542	$10,328	$10,318	$10,523
03/19	$8,389	$10,457	$10,340	$10,505
04/19	$8,367	$10,426	$10,360	$10,574
05/19	$8,171	$10,567	$10,382	$10,502
06/19	$8,193	$10,801	$10,403	$10,671
07/19	$8,215	$10,771	$10,422	$10,754
08/19	$8,018	$10,990	$10,440	$10,795
09/19	$7,985	$10,879	$10,458	$10,843
10/19	$7,985	$10,951	$10,475	$10,876
11/19	$8,095	$10,868	$10,489	$10,988
12/19	$8,018	$10,931	$10,504	$11,122
01/20	$7,975	$11,071	$10,517	$11,167
02/20	$7,931	$11,145	$10,530	$11,007
03/20	$7,495	$10,896	$10,544	$10,359
04/20	$7,593	$11,110	$10,544	$10,658
05/20	$7,658	$11,158	$10,545	$10,811
06/20	$7,767	$11,257	$10,546	$11,001
07/20	$7,855	$11,616	$10,547	$11,150
08/20	$7,909	$11,599	$10,548	$11,321
09/20	$7,868	$11,557	$10,549	$11,302
10/20	$7,838	$11,568	$10,549	$11,278
11/20	$7,975	$11,778	$10,550	$11,595
12/20	$8,111	$11,937	$10,551	$11,879
01/21	$8,141	$11,832	$10,551	$11,860
02/21	$8,209	$11,628	$10,552	$12,040
03/21	$8,204	$11,404	$10,552	$12,033
04/21	$8,217	$11,548	$10,552	$12,229
05/21	$8,174	$11,657	$10,552	$12,276
06/21	$8,242	$11,554	$10,553	$12,322
07/21	$8,078	$11,708	$10,553	$12,268
08/21	$8,073	$11,659	$10,553	$12,351
09/21	$8,073	$11,452	$10,554	$12,304
10/21	$8,015	$11,424	$10,554	$12,416
11/21	$7,792	$11,391	$10,555	$12,255
12/21	$7,886	$11,375	$10,556	$12,313
01/22	$7,984	$11,142	$10,556	$12,132
02/22	$7,911	$11,009	$10,556	$12,089
03/22	$7,844	$10,674	$10,557	$12,147
04/22	$8,037	$10,089	$10,558	$12,037
05/22	$7,903	$10,117	$10,562	$11,906
06/22	$7,872	$9,792	$10,568	$11,692
07/22	$7,953	$10,000	$10,578	$11,754
08/22	$8,011	$9,606	$10,598	$11,866
09/22	$7,900	$9,112	$10,618	$11,751
10/22	$7,914	$9,049	$10,643	$11,760
11/22	$7,950	$9,475	$10,675	$11,778
12/22	$7,874	$9,527	$10,712	$11,771
01/23	$7,941	$9,839	$10,749	$11,967
02/23	$7,992	$9,512	$10,786	$11,912
03/23	$7,857	$9,813	$10,829	$11,770
04/23	$7,857	$9,856	$10,872	$11,810
05/23	$7,812	$9,664	$10,912	$11,755
06/23	$7,888	$9,663	$10,959	$11,845
07/23	$8,011	$9,730	$11,008	$11,907
08/23	$8,020	$9,597	$11,059	$11,946
09/23	$8,056	$9,316	$11,108	$11,934
10/23	$7,902	$9,205	$11,159	$11,836
11/23	$8,045	$9,669	$11,209	$11,970
12/23	$8,162	$10,071	$11,261	$12,136
01/24	$8,319	$9,932	$11,313	$12,175
02/24	$8,496	$9,807	$11,361	$12,287
03/24	$8,699	$9,861	$11,414	$12,441
04/24	$8,635	$9,612	$11,465	$12,374
05/24	$8,615	$9,738	$11,517	$12,448
06/24	$8,656	$9,752	$11,568	$12,487
07/24	$8,633	$10,022	$11,621	$12,579
08/24	$8,583	$10,259	$11,675	$12,632
09/24	$8,612	$10,433	$11,726	$12,752
10/24	$8,601	$10,084	$11,774	$12,668
11/24	$8,650	$10,118	$11,820	$12,774
12/24	$8,749	$9,901	$11,867	$12,775
01/25	$8,856	$9,957	$11,910	$12,903
02/25	$9,010	$10,100	$11,950	$12,939
03/25	$9,010	$10,162	$11,994	$12,842
04/25	$8,909	$10,460	$12,037	$12,788
05/25	$9,010	$10,423	$12,081	$12,937
06/25	$9,073	$10,621	$12,124	$13,080
07/25	$9,180	$10,463	$12,168	$13,155
08/25	$9,359	$10,615	$12,214	$13,302
09/25	$9,463	$10,684	$12,257	$13,497
10/25	$9,469	$10,657	$12,301	$13,589
11/25	$9,296	$10,682	$12,341	$13,607
12/25	$9,389	$10,710	$12,383	$13,687
01/26	$9,647	$10,810	$12,421	$13,960
02/26	$9,711	$10,931	$12,456	$14,022
03/26	$9,759	$10,595	$12,496	$13,609
04/26	$9,847	$10,727	$12,534	$14,014
05/26	$9,867	$10,763	$12,573	$14,253

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	9.51	3.84	(0.13)
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
HFRX Global Hedge Fund Index	10.17	3.03	3.61

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 504,458,629
Holdings Count | Holding	1,006
Advisory Fees Paid, Amount	$ 4,871,957
InvestmentCompanyPortfolioTurnover	738.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$504,458,629
Total number of portfolio holdings	1,006
Management services fees (represents 0.96% of Fund average net assets)	$4,871,957
Portfolio turnover for the reporting period	738%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	34%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	343.8%
Interest Rate Risk	260.8%
Commodity-Related Investment Risk	43.2%
Equity Risk	32.3%
Credit Risk	1.7%
Short
Interest Rate Risk	334.8%
Foreign Exchange Risk	244.8%
Commodity-Related Investment Risk	35.1%
Equity Risk	34.1%

Asset Categories

Table Summary
Money Market Funds	56.1%
Residential Mortgage-Backed Securities - Agency	20.2%
Treasury Bills	15.3%
Residential Mortgage-Backed Securities - Non-Agency	11.5%
Asset-Backed Securities - Non-Agency	3.0%
Other	0.5%

Material Fund Change [Text Block]